Registration No. 33-40823
                 811-6318

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X

Pre-Effective Amendment No. _______

Post-Effective Amendment No. 36       X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

Amendment No. 36          X

CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York                 10004
(Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:
(800) 451-2010

Christina T. Sydor
Consulting Group Capital Markets Funds
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

    XXX  60 days after filing pursuant to paragraph (a)(1)

         on (date) pursuant to paragraph (a)(1)

         75 days after filing pursuant to paragraph (a)(2)

         on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

                               Consulting Group
                             Capital Markets Funds

                           S&P 500 Index Investments


   Prospectus
   January   , 2003
                                                            [LOGO OF TRAK]


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INVESTMENT PRODUCTS: NOT  FDIC  INSURED . NO  BANK  GUARANTEE . MAY  LOSE  VALUE
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  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



                             [LOGO] Consulting Group

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Table of Contents

                                                        Page
                    Investments, Risks and Performance    2
                    ----------------------------------------

                    More on the Portfolio's Investments   5
                    ----------------------------------------

                    The Manager                           7
                    ----------------------------------------
                    Asset Allocation Programs             9
                    ----------------------------------------
                    Investment and Account Information   10
                    ----------------------------------------
                       Account transactions              10
                    ----------------------------------------
                       Valuation of shares               11
                    ----------------------------------------
                       Dividends and distributions       11
                    ----------------------------------------
                       Taxes                             11
                    ----------------------------------------
                    Financial Highlights                 13
                    ----------------------------------------
                    Appendix A                          A-1
                    ----------------------------------------
                    Appendix B                          B-1
                    ----------------------------------------

"S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Smith Barney Fund Management LLC. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio.

1  | S&P 500 INDEX INVESTMENTS

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Investments, Risks and Performance

Investment objective

The S&P 500 Index Investments (the "Portfolio") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Portfolio will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity.

Principal investment strategies

The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 Index. The Portfolio holds stocks of substantially all of the companies which comprise the S&P 500 Index, including those companies which are headquartered outside the U.S. The Portfolio also enters into repurchase agreements, lends portfolio securities and uses certain types of derivative instruments to help implement its objective.

How the subadviser selects the Portfolio's investments

The manager has selected a subadviser to manage the Portfolio, Barclays Global Fund Advisors ("Barclays"). Barclays manages the Portfolio as a "pure" index fund. This means that the subadviser does not evaluate individual companies to identify attractive investment candidates. Instead, Barclays attempts to mirror the composition of the S&P 500 Index as closely as possible by adjusting the Portfolio's holdings daily to reflect the companies included in the index and their weightings. The Portfolio does not mirror the index exactly because, unlike the index, the Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Portfolio's expenses.

The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. The index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The index is market-value-weighted, so the larger of the 500 companies have a bigger impact on the performance of the index. The index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

The subadviser follows a passive style, in which the principal objective is to mirror the return of a benchmark index. The subadviser may seek to achieve that goal by investing in all of the securities in the index. However, in those instances where the subadviser is unable to replicate the exact index weightings for a particular company in the index, it will allocate a pro rata portion to the other companies in the index.

Principal risks of investing in the Portfolio

An investment in the Portfolio involves specific risks relating to the nature of its investment strategies. You should invest in the Portfolio only if you are capable of bearing the risks described below.

.. You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

..  The S&P 500 Index may go down, or perform poorly relative to other U.S.
   equity indices or individual stocks

.. An adverse company specific event, such as an unfavorable earnings report, may negatively affect the stock price of one of the larger companies in the S&P 500 Index

.. The stocks of companies which comprise the S&P 500 Index may fall out of favor with investors

.. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the underlying securities

Because the Portfolio is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Portfolio normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust their relative weightings. Although the subadviser seeks to replicate the performance of the S&P 500 Index, the Portfolio may underperform the index even before deducting expenses because the Portfolio must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks.

2  | S&P 500 INDEX INVESTMENTS

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                                  Investments, Risks and Performance, continued




The bar chart and tables shown below indicate the risks and returns of investing in the Portfolio. The bar chart shows changes in the performance of the Portfolio from year to year since its founding on October 1, 1999. The table shows how the Portfolio's average annual returns (before and after taxes) for different calendar periods compare to those of the Portfolio's benchmark index. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

        [CHART]

Percentage Total Returns for
S&P 500 Index Investments

  2000      2001      2002
-------   -------    ------
(9.92)%             (23.70)%
                        Calendar year ended December 31

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

-------------------------------------------------------------------

                                      One      Life of    Inception
                                      year    Portfolio     Date
-------------------------------------------------------------------
Portfolio (without advisory
 program fee)*                                             10/1/99
--Return Before Taxes               (23.70)%  (10.80)%
--Return After Taxes on
 Distributions                             %         %
--Return After Taxes on
 Distributions and Sale of Fund
 Shares                                    %         %
S&P 500                                    %                  **
Lipper S&P 500 Index Objective
 Funds Average                             %                  **
----------------------------------

* The Portfolio is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK(R) may be up to 1.5%. The performance information in the bar chart and tables does not reflect this fee, which would reduce your return.
**Index comparison begins on 10/31/99.

PORTFOLIO'S BEST AND WORST CALENDAR QUARTERS

-----------------------------------------------------------------

                                              Total
                                              return Quarter Year
-----------------------------------------------------------------
Best                                              %
Worst                                             %
----------------------------------------------------------------


                                   BENCHMARK

 The Portfolio's primary benchmark is the Standard & Poor's 500. The S&P 500 is an index of 500 of the largest stocks in the U.S. Unlike the Portfolio, the benchmark is unmanaged and does not include any expenses. In addition, the Portfolio compares its performance with the Lipper S&P 500 Index Objective Funds Average. It is an average of funds that are passively managed and commit by prospectus language to replicate the performance of the S&P 500 Index, including reinvested dividends. In addition, S&P 500 Index funds have limited expenses (advisor fee no higher than 0.50%).


Fee Table

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio and is based upon expenses for the Portfolio's latest fiscal year.

Shareholder fees                                                     None
(fees paid directly from your investment)

Maximum annual TRAK(R) fee                                          1.50%

Annual Portfolio operating expenses
(expenses that are deducted from Portfolio assets)
  Management fee and Administration fees                            0.12%
  Other expenses                                                    0.41%
                                                                  -------
Total annual Portfolio operating expenses                           0.53%
Management and Administration Fee Waivers*                        (0.23)%
                                                                  -------
Net annual Portfolio operating expenses                             0.30%
                                                                  =======

* Management has agreed to waive a portion of management and administration fees because it has voluntarily agreed to limit total annual Portfolio operating expenses to 0.30% of average net assets. The manager may change or eliminate this expense limitation at any time.

3  | S&P 500 INDEX INVESTMENTS

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                                  Investments, Risks and Performance, continued




Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:

..  You invest $10,000 in the Portfolio for the time periods indicated;

..  You reinvest all dividends and distributions;

..  You redeem at the end of each period;

..  Your investment has a 5% return each year; and

.. The Portfolio's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same.

Under these assumptions, your costs including the maximum annual TRAK(R) fee, would be:

                        After 1 After 3 After 5 After 10
                         year    years   years   years
                         $206    $637   $1,093   $2,358

4  | S&P 500 INDEX INVESTMENTS

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More on the Portfolio's Investments


The section entitled "Investments, Risks and Performance" describes the Portfolio's investment objectives and its principal investment strategies and risks. This section provides some additional information about the Portfolio's investments and certain investment management techniques the Portfolio may use. More information about the Portfolio's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.


                               Percentage Limits

 Some Portfolio policies in this section are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the values of the Portfolio's investments.


Equity Investments. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

Derivatives. The Portfolio may, but is not required to, use futures and options on securities and securities indices, and options on these futures, for any of the following purposes:

.. to simulate full investment in the S&P 500 Index while maintaining sufficient liquidity to satisfy daily redemption requests and operating expenses

..  to facilitate trading in the securities of companies that comprise the index

..  to reduce transaction costs

.. to seek higher investment returns when a contract is priced more attractively than the stocks comprising the index

The Portfolio may not invest more than 20% of its assets in derivative contracts or more than 5% of its assets in open purchased put options.

A derivative contract will obligate or entitle the Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on the Portfolio's stock market exposure.

Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. Derivatives can also make the Portfolio less liquid and harder to value, especially in declining markets.

Money market instruments. The Portfolio may temporarily maintain up to 10% of its assets in money market instruments. The Portfolio invests in money market instruments under the following circumstances:

..  pending investment of proceeds of the sale of shares of the Portfolio

..  pending settlement of purchases of securities by the Portfolio

..  to maintain liquidity to meet anticipated redemptions

Foreign Securities. The Portfolio may purchase common stocks and American Depositary Receipts (ADRs) of the foreign companies included in the S&P 500 Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a Portfolio invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets.

Economic and monetary union (EMU) in Europe began to be implemented on January 1, 1999, when 11 European countries adopted a single currency--the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of Euro-

5  | S&P 500 INDEX INVESTMENTS

--------------------------------------------------------------------------------
                                 More on the Portfolio's Investments, continued



pean financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of the international markets.

Defensive investing. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. The Portfolio's investments in these assets are managed by Smith Barney Fund Management LLC ("SBFM").

Impact of high portfolio turnover. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

Order of Exemption. The Trust is subject to an Order of Exemption from the Department of Labor requiring the Portfolio to limit its investments in the securities of affiliates of Salomon Smith Barney, including Citigroup, Inc., to one percent of the Portfolio's net assets. However, this percentage limitation may be exceeded where the amount held by the subadviser is used to replicate an established third party index such as the S&P 500 Index.

Investment Policies. The Portfolio's non-fundamental investment policies generally may be changed by the Board of Trustees without shareholder approval.

6  | S&P 500 INDEX INVESTMENTS

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The Manager

The manager. The Consulting Group, a division of SBFM, serves as the manager for the Portfolio. The manager's address is 399 Park Avenue, New York, New York 10022. SBFM is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. As manager, the Consulting Group selects and oversees professional money managers who are responsible for investing the assets of the Portfolio. The Consulting Group was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well-qualified investment advisers. Since 1973, the Consulting Group has grown to become one of the nation's foremost organizations providing portfolio evaluation, asset allocation, market analysis and investment adviser selection services.

The Portfolio is part of a series of portfolios which comprise the Consulting Group Capital Markets Funds (the "Trust"). The Trust is a series company that consists of the Portfolio and the following additional portfolios which are offered in separate prospectuses, copies of which can be obtained from any Salomon Smith Barney Financial Consultant:

..  Multi-Strategy Market Neutral Investments

..  Government Money Investments

..  Intermediate Fixed Income Investments

..  Long-Term Bond Investments

..  Municipal Bond Investments

..  Mortgage Backed Investments

..  High Yield Investments

..  Balanced Investments

..  Large Capitalization Value Equity Investments

..  Large Capitalization Growth Investments

..  Small Capitalization Value Equity Investments

..  Small Capitalization Growth Investments

..  International Equity Investments

..  International Fixed Income Investments

..  Emerging Markets Equity Investments

..  Multi-Sector Fixed Income Investments


                            The Evaluation Process

 The Consulting Group screens more than 3,000 registered investment advisory firms, tracks the performance of more than 700 firms on its comprehensive database and evaluates the strength and performance of advisory firms in Consulting Group programs each year. Throughout the evaluation, the Consulting Group focuses on a number of key issues:

..  level of expertise

..  relative performance and consistency of performance

..  strict adherence to investment discipline or philosophy

..  personnel, facility and financial strength

..  quality of service and communication.

The subadviser. Barclays Global Fund Advisors is responsible for the day-to-day investment operations of the Portfolio in accordance with the Portfolio's investment objectives and policies. The name and address of the subadviser is included below.


  SUBADVISER

  BARCLAYS GLOBAL FUND ADVISORS
  45 Fremont Street
  5th Floor
  San Francisco, CA 94105

   PORTFOLIO MANAGERS
   Domestic Equity Team of Barclays Global Fund Advisors


The subadviser selection process. Subject to the review and approval of the Trustees, the Consulting Group is responsible for selecting, supervising and evaluating subadvisers who manage the Portfolio's assets. The Consulting Group may adjust the allocation of a Portfolio's assets among the subadvisers by up to 10%. Any adjustment affecting more than 10% of a Portfolio's assets can only be made by the Board of Trustees. The Consulting Group employs a rigorous evaluation process to select those subadvisers that have distinguished themselves through consistent and superior performance. The Consulting Group is also responsible for communicating performance expectations and evaluations to the subadvisers and ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed. The Consulting Group provides written reports to the Trustees regarding the results of its evaluation and monitoring functions.

7  | S&P 500 INDEX INVESTMENTS

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                                                         The Manager, continued




The Portfolio relies upon an exemptive order from the Securities and Exchange Commission which permits the manager to select new subadvisers or replace existing subadvisers without first obtaining shareholder approval. The Trustees, including a majority of the "non-interested" Trustees, must approve each new subadvisory contract. This allows the manager to act more quickly to change subadvisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Portfolio will provide investors with information about each new subadviser and its subadvisory contract within 90 days of the engagement of a new subadviser.

Management Fees. The Consulting Group receives fees from the Portfolio for its services at an annual rate of 0.02% of its average daily net assets, which, in turn, it pays to the subadviser for its services. For the most recent fiscal year, the Consulting Group received 0.02% of the Portfolio's average daily net assets for its services. In turn, the Consulting Group pays the subadviser a portion of this fee for its services. In addition, the Portfolio pays SBFM a fee at an annual rate of 0.10% of the Portfolio's average daily net assets for administration services. The Consulting Group and SBFM may voluntarily waive a portion or all of their respective fees otherwise payable to them.

Possible Conflict of Interest. The advisory fee paid by each Portfolio in the Trust to the manager and the portion of that advisory fee paid by the manager to each subadviser varies depending upon the Portfolio of the Trust selected. For this reason, the manager could retain a larger portion of the advisory fee by recommending to clients in its asset allocation program certain Portfolios in the Trust over other Portfolios for asset allocation. You should consider this possible conflict of interest when evaluating the manager's asset allocation recommendation. The manager intends to comply with standards of fiduciary duty that require it to act solely in the best interest of a participant when making investment recommendations.

8  | S&P 500 INDEX INVESTMENTS

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Asset Allocation Programs

Shares of the Trust's Portfolios are available to participants in advisory programs or asset based fee programs sponsored by Salomon Smith Barney, including the TRAK(R) Personalized Investment Advisory Service, or other qualified investment advisers approved by the Consulting Group. The advisory services provide investors with asset allocation recommendations, which are implemented through the Portfolios.

Advisory services generally include:

..  evaluating the investor's investment objectives and time horizon

..  analyzing the investor's risk tolerance

..  recommending an allocation of assets among the Portfolios in the Trust

.. providing monitoring reports containing an analysis and evaluation of an investor's account and recommending any changes

While an advisory service makes a recommendation, the ultimate investment decision is up to the investor and not the provider of the advisory service.

Under an advisory service, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum fee for assets invested in the Trust under a Salomon Smith Barney advisory service is 1.50% of average quarter-end net assets. This fee may be reduced in certain circumstances. The fee under a Salomon Smith Barney advisory program may be paid either by redemption of shares of the Trust or by separate payment.

9  | S&P 500 INDEX INVESTMENTS

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Investment and Account Information

Account transactions

Purchase of Shares. You may purchase shares of the Portfolio if you are a participant in an advisory program or asset based fee program sponsored by Salomon Smith Barney, including TRAK(R), or by qualified investment advisers not affiliated with Salomon Smith Barney. Purchases of shares of the Portfolio must be made through a brokerage account maintained with Salomon Smith Barney or through a broker that clears securities transactions through Salomon Smith Barney (an introducing broker). You may establish a brokerage account with Salomon Smith Barney free of charge in order to purchase shares of a Portfolio.

.. The minimum initial aggregate investment in the TRAK program is $10,000. The minimum investment in a Portfolio is $100.

..  There is no minimum on additional investments.

.. The minimum initial aggregate investment in the TRAK program for employees of Salomon Smith Barney and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

.. The Portfolio and the TRAK program may vary or waive the investment minimums at any time.

.. You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the SAI.

Shares of the Portfolio are sold at net asset value per share without imposition of a sales charge but will be subject to any applicable advisory program fee. All orders to purchase accepted by Salomon Smith Barney or the introducing broker before 4:00 p.m., Eastern time, will receive that day's share price. Orders accepted after 4:00 p.m. will receive the next day's share price. All purchase orders must be in good order to be accepted. This means you have provided the following information:

..  Name of the Portfolio

..  Account Number

..  Dollar amount or number of shares to be purchased

..  Signatures of each owner exactly as the account is registered

The Portfolio reserves the right to reject purchase orders or to stop offering its shares without notice. No order will be accepted unless Salomon Smith Barney has received and accepted an advisory agreement signed by the investor participating in the TRAK(R) program or other advisory program or asset based fee program sponsored by Salomon Smith Barney. With respect to invest- ors participating in advisory programs sponsored by entities other than Salomon Smith Barney, Salomon Smith Barney must have received and accepted the appropriate documents before the order will be accepted. Payment for shares must be received by Salomon Smith Barney or the introducing broker within three business days after the order is placed in good order.

Redemption of Shares. You may sell shares of the Portfolio at net asset value on any day the New York Stock Exchange is open by contacting your broker. All redemption requests accepted by Salomon Smith Barney or an introducing broker before 4:00 p.m. Eastern time on any day will be executed at that day's share price. Orders accepted after 4:00 p.m. will be executed at the next day's price. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your Salomon Smith Barney advisory service, you must redeem your shares in the Portfolio.

The Portfolio has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder's account at Salomon Smith Barney or at an introducing broker for up to seven days, as permitted by law. Redemption proceeds held in an investor's brokerage account generally will not earn any income and Salomon Smith Barney or the introducing broker may benefit from the use of temporarily uninvested funds. A shareholder who pays for shares of the Portfolio by personal check will be credited with the proceeds of a redemption of those shares after the purchaser's check has cleared, which may take up to 15 days.

Exchange of Shares. An investor that participates in an advisory program may exchange shares in the Portfolio for shares in any other Portfolio in the Trust at net asset value without payment of an exchange fee. Be sure to consider the investment objectives and policies of any Portfolio into which you make an exchange. An exchange is a taxable transaction except for exchanges within a retirement account.

The Consulting Group may limit additional exchanges and/or purchases by a shareholder if it determines that the shareholder is pursuing a pattern of frequent exchanges. Excessive exchange transactions can adversely affect a Portfolio's performance, hurting the Portfolio's other shareholders. If the Consulting Group discovers a pattern of frequent exchanges, it will provide notice in

10  | S&P 500 INDEX INVESTMENTS

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                                  Investment and Account Information, continued



writing or by telephone to the shareholder at least 15 days before suspending his or her exchange privilege. During the 15-day period the shareholder will be required either to redeem his or her shares in the Portfolio or establish an allocation which the shareholder expects to maintain for a significant period of time.

Accounts with Low Balances. If your account falls below $7,500 as a result of redemptions (and not because of performance or payment of the Salomon Smith Barney Advisory Service fees), Salomon Smith Barney or the introducing broker may ask you to increase the size of your account to $7,500 within thirty days. If you do not increase the account to $7,500, Salomon Smith Barney may redeem the shares in your account at net asset value and remit the proceeds to you. The proceeds will be deposited in your brokerage account unless you instruct otherwise.

Valuation of shares

The Portfolio offers its shares at their net asset value per share. The Portfolio calculates net asset value once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. The exchange is closed on certain holidays listed in the SAI. If the exchange closes early, the Portfolio accelerates calculation of net asset value and transaction deadlines to the actual closing time.

The Portfolio generally values its fund securities based on market prices or quotations. The Portfolio's currency conversions, if any, are done when the London stock exchange closes. When reliable market prices or quotations are not available, or when the Consulting Group believes they are unreliable or that the value of a security has been materially affected by events occurring after the securities or currency exchanges close, the Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Portfolio's Board of Trustees. A mutual fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open, and trading may take place, on days when U.S. markets are closed. For this reason, the values of foreign securities owned by the Portfolio could change on days when shares of the Portfolio cannot be bought or redeemed.

Dividends and distributions

The Portfolio intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The Portfolio declares and pays dividends, if any, from net investment income annually. The Portfolio declares and distributes realized net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the Portfolio that paid them unless the shareholder elects to receive them in cash.

The Portfolio expects distributions to be primarily from capital gains, a substantial portion of which may be short-term.

Taxes

              ---------------------------------------------------

              Transactions                Federal Tax Status
              ---------------------------------------------------
              Redemptions or exchange     Usually capital gain or
                of shares                 loss; long-term only if
                                          shares owned more
                                          than one year
              ---------------------------------------------------
              Distributions of long-term  Long-term capital gain
                capital gain
              ---------------------------------------------------
              Distributions of short-term Ordinary income
                capital gain
              ---------------------------------------------------
              Dividends from net          Ordinary income
                investment income
              ---------------------------------------------------
              Any of the above received   Not a taxable event
                by a qualified retirement
                account
              ---------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Portfolio is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, you will receive a Form 1099 indicating your dividends and distributions for the prior year, which are taxable as described above even if reinvested, and your redemptions during that year. If you do not provide the Portfolio with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding equal to a percentage of the Portfolio's distributions, dividends (other than exempt-interest dividends) and redemption proceeds. Since each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Portfolio.

As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a "miscellaneous

11  | S&P INDEX INVESTMENTS

--------------------------------------------------------------------------------
                                  Investment and Account Information, continued



itemized deduction" for federal income tax purposes. Under current federal income tax law, an individual's miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals having, in 2002, adjusted gross income in excess of $137,300 ($68,650 for married individuals filing separately). In 2003, itemized deductions will be limited for individuals having adjusted gross income in excess of $139,500 ($69,750 for married individuals filing separately) for such year.

12  | S&P 500 INDEX INVESTMENTS

--------------------------------------------------------------------------------

Financial Highlights

The financial highlights tables are intended to help you understand the performance of the Portfolio for the past five years (or since inception if less than 5 years). The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the Portfolio's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

    S&P 500 Index Investments
    -----------------------------------------------------------------------

                                                2002(1)  2001(1) 2000(1)(2)
    -----------------------------------------------------------------------
    Net Asset Value, Beginning of Year            $6.41    $9.41    $8.00
    -----------------------------------------------------------------------
    Income (Loss) From Operations:
      Net investment income(3)                     0.07     0.10     0.11
      Net realized and unrealized gain (loss)    (1.24)   (2.31)     1.35
    -----------------------------------------------------------------------
    Total Income (Loss) From Operations          (1.17)   (2.21)     1.46
    -----------------------------------------------------------------------
    Less Distributions From:
      Net investment income                      (0.05)   (0.13)   (0.05)
      Net realized gains                         (0.05)   (0.66)       --
    -----------------------------------------------------------------------
    Total Distributions                          (0.10)   (0.79)   (0.05)
    -----------------------------------------------------------------------
    Net Asset Value, End of Year                  $5.14    $6.41    $9.41
    -----------------------------------------------------------------------
    Total Return                               (18.60)% (24.58)%   18.24%++
    -----------------------------------------------------------------------
    Net Assets, End of Year (000s)              $16,281  $31,098  $35,365
    -----------------------------------------------------------------------
    Ratios to Average Net Assets:
      Expenses(3)(4)                              0.30%    0.30%    0.30%+
      Net investment income                        1.18     1.29     1.31+
    -----------------------------------------------------------------------
    Portfolio Turnover Rate                         57%     175%      54%
    -----------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                  Per share decreases in Expense ratios without waivers
                                  net investment income  and/or reimbursements
        Portfolio                 2002    2001    2000    2002      2001       2000
        -------------------------------------------------------------------------------
        S&P 500 Index Investments $0.01   $0.02   $0.04  $0.53%     0.64%     0.82%+

(4) As a result of a voluntary expense limitation, expense ratios will not exceed 0.30%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

13  | S&P 500 INDEX INVESTMENTS

                                  APPENDIX A

                              Investment Indices

Following are definitions of indices that are utilized in the Client's Recommendation and Review.


Lehman Brothers Government/Credit Bond Index
Composed of publicly issued, fixed rate, non-convertible domestic debt in three major classifications: industrial, utility, financial as well as the domestic debt of the U.S. Government or any agency thereof. All issues have at least one year to maturity, or an outstanding par value of at least $100 million for U.S. Government issues and $50 million for corporate issues. All corporate issues have a minimum rating of Baa by Moody's or BBB by Standard & Poor's.

Lehman Brothers Aggregate Bond Index
Composed of the Lehman Intermediate Government/Credit Bond and Mortgage-Backed Securities indices and is comprised of U.S. Government and agency securities, investment grade corporate debt securities and mortgage-backed and other collateralized securities.

Lehman Brothers Long Term Government/Credit Bond Index
Includes all bonds covered by the Lehman Brothers Government/Credit Bond Index, with maturities of 10 years or longer. Total return includes income and appreciation/depreciation as a percentage of original investment.

Lehman Brothers Intermediate Government/Credit Bond Index
A subset of the Lehman Brothers Government/Credit Bond Index covering issues with maturities up to ten years.

Lehman Brothers Mortgage Backed Securities Bond Index
Contains all fixed securities issued and backed by mortgage pools of GNMA's, FHLMC's, FNMA's, Graduated Payment Mortgage (GPM's), but not Graduated Equity Mortgages (GEM).

Lehman Brothers Municipal Bond Index
A composite measure of the total return performance of the municipal bond market, which includes more than two million different bond issues. For simplicity, the market is divided into seven major sectors, with the performance of each sector weighted according to issue volume (adjusted annually).

Lipper Balanced Funds Average
An average of the reinvested performance of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60 percent/40 percent, respectively.

Lipper Corporate Debt Funds A Rated Average
An average of the reinvested performance of funds that invest in corporate debt issues rated "A" or better or government issues.

Lipper Corporate Debt Funds A Rated Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper Emerging Markets Funds Average
An average of the reinvested performance of funds that invest in emerging market equity securities, where emerging market is defined by a country's gross national product per capita or other economic measures.

Lipper General Municipal Debt Funds Average
An average of the reinvested performance of funds that invest in municipal debt issues in the top four credit ratings.

Lipper General Municipal Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper General World Funds Average
An average of the reinvested performance of the following twelve Lipper investment objectives: Gold Oriented, Global, Global Small Company, International, International Small Company, European Region, Pacific Ex Japan, Pacific Region, Emerging Markets, Japanese, Latin American and Canadian Funds.

Lipper Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

Lipper Growth Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper High Yield Taxable Funds Average
An average of the reinvested performance of funds that aim for high current yield and tend to invest in lower-grade debt.

Lipper International Funds Average
An average of the reinvested performance of funds that invest their assets in securities whose primary trading markets are outside of the United States.

Lipper International Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper International Income Funds Average
An average of the reinvested performance of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries excluding the United States, except in periods of market weakness.

Lipper Large-Cap Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the

                                  APPENDIX A
stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified large-cap funds universe average. Large-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

Lipper Multi-Cap Value Funds Average
An average of the reinvested performance of funds that normally invest in companies considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified multi-cap funds universe average. Multi-cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

Lipper S&P 500 Index Objective Funds Average
An average of funds that are passively managed and commit by prospectus language to replicate the performance of the S&P 500 Index, including reinvested dividends. In addition, S&P 500 Index funds have limited expenses (advisor fees no higher than 0.50%).

Lipper Small-Cap Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. Small-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

Lipper Small-Cap Value Funds Average
An average of the reinvested performance of funds that normally invest in companies considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. Small-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

Lipper Small Company Funds Average
An average of the reinvested performance of funds that by their prospectus or portfolio practice, limit investments to companies on the basis of the size of the company.

Lipper Small Company Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper U.S. Government Money Market Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper U.S. Mortgage Funds Average
An average of the reinvested performance of funds that invest in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies.

Morgan Stanley EAFE (Capitalization Weighted)
A composite portfolio of equity (stock market) total returns for the countries of Europe, Australia, New Zealand and the Far East. The return for each country is weighted on the basis of its market capitalization.

Morgan Stanley Emerging Equity Markets Free Index
A composite portfolio consisting of equity total returns for countries with low to middle per capita income, as determined by the World Bank. Some of these countries include: Argentina, Greece, India, Malaysia and Turkey. The return for each country is weighted on the basis of its total market capitalization.

90-Day Treasury Bill Index
Unweighted average of weekly auction offering rates of 90-Day Treasury Bills. Treasury Bills are backed by the full faith and credit of the U.S. Government.

Russell 1000 Index
The 1,000 largest U.S. companies by market capitalization, the smallest of which has about $1.6 billion in market capitalization. The average market capitalization for a company in this index is $13 billion.

Russell 1000 Value Index
Contains those Russell 1000 securities with less-than-average growth orientation. Companies in this index generally have low price-to-book and earnings ratios and lower forecasted growth values than stocks in the Russell 1000 Growth Index.

Russell 1000 Growth Index
Contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit high price-to-book and earnings ratios and higher forecasted growth values than stocks in the Russell 1000 Value Index.

                                  APPENDIX A

Russell 2000 Index
Composed of the 2,000 smallest U.S. securities as determined by total market capitalization, representing approximately 8.0% of the Russell 3000 Index. The average market capitalization for a company in this index is $530 million, with the largest being $1.4 billion.

Russell 2000 Value Index
Contains those Russell 2000 securities with less-than-average growth orientation. Companies in this index generally have low price-to-book and earnings ratios and lower forecasted growth values than stocks in the Russell 2000 Growth Index.

Russell 2000 Growth Index
Contains those Russell 2000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit high price-to-book and earnings ratios and higher forecasted growth values than stocks in the Russell 2000 Value Index.

Standard & Poor's 500 Index
A capitalization weighted index of 500 of the largest stocks in the U.S. The index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation.

Salomon Smith Barney Non-U.S. Government Bond Index
A market capitalization-weighted index consisting of government bond markets of Austria, France, Spain, Australia, Germany, Sweden, Belgium, Italy, United Kingdom, Canada, Japan, Denmark and the Netherlands.

                                  APPENDIX B

The following are copies of the proposed and final exemption and a technical amendment to the final exemption from the Department of Labor from certain provisions of the Employee Retirement Income Security Act of 1974 relating to the purchase of shares and participation in TRAK by certain retirement plans and individual retirement accounts.

--------------------------------------------------------------------------------
PENSION AND WELFARE BENEFITS ADMINISTRATION

[Application Nos. D-10809 and D-10865]

Notice of Proposed Individual Exemption to Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc., Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, U.S. Department of Labor.

ACTION: Notice of proposed individual exemption to modify and replace PTE 99-15.
--------------------------------------------------------------------------------
SUMMARY: This document contains a notice of pendency before the Department of Labor (the Department) of a proposed and replacement individual exemption which, if granted, would amend PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Trust). If granted, the proposed exemption would affect participants and beneficiaries of and fiduciaries with respect to employee benefit plans (the Plans) participating in the TRAK Program.

EFFECTIVE DATE: If granted, the proposed amendment will be effective as of April 1, 2000.

DATES: Written comments and requests for a public hearing should be received by the Department on or before July 17, 2000.

ADDRESSES: All written comments and requests for a public hearing (preferably, three copies) should be sent to the Office of Exemption Determinations, Pension and Welfare Benefits Administration, Room N-5649, U.S. Department of Labor, 200 Constitution Avenue, NW, Washington, DC 20210, Attention: Application Nos. D-10809 and D-10865. The applications pertaining to the proposed exemption and the comments received will be available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, U.S. Department of Labor, Room N-5507, 200 Constitution Avenue, NW, Washington, DC 20210.

FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady, Office of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor, telephone (202) 219-8881. (This is not a toll-free number.)

SUPPLEMENTARY INFORMATION: Notice is hereby given of the pendency before the Department of a proposed exemption that would amend and replace PTE 99-15. PTE 99-15, provides an exemption from certain prohibited transaction restrictions of section 406 of the Employee Retirement Income Security Act of 1974 (the Act) and from the sanctions resulting from the application of section 4975 of the Internal Revenue Code of 1986 (the Code), as amended, by reason of section 4975(c)(1) of the Code. Specifically, PTE 99-15 provides exemptive relief from the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, for the purchase or redemption of shares in the Trust by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for a self-employed individual (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b)
Plan). PTE 99-15 also provides exemptive relief from the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, with respect to the provision, by the Consulting Group of Salomon Smith Barney (the Consulting Group), of (1) investment advisory services or (2) an automatic reallocation option to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary) which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets.1
--------
 1 PTE 99-15 also (a) described a series of corporate mergers which changed the names of the parties identified in two prior TRAK exemptions which it superseded [i.e., PTE 94-50 (59 FR 32024, June 21, 1994) and PTE 92-77 (55 FR
45833, October 5, 1992)] and which would permit broader distribution of TRAK-related products; (b) implemented a recordkeeping reimbursement offset procedure under the TRAK Program; (c) adopted an automated reallocation option under the TRAK Program that would reduce the asset allocation (or "outside") fee paid to Salomon Smith Barney by a Plan investor; and (d) expanded the scope of the exemption to include Section 403(b) Plans. PTE 94-50 permitted Smith, Barney Inc. (Smith Barney), Salomon Smith Barney's predecessor, to add a daily-traded collective investment fund (the GIC Fund) to the existing Fund portfolios and to describe the various entities operating the GIC Fund. PTE 94-50 also replaced references to Shearson Lehman Brothers, Inc. (Shearson Lehman) with Smith Barney and amended and replaced PTE 92-77. Finally, PTE 92-77 permitted Shearson Lehman to make the TRAK Program available to Plans that acquired shares in the former Trust for TRAK Investments and allowed the Consulting Group to provide investment advisory services to an Independent Plan Fiduciary which might result in such fiduciary's selection of a Portfolio in the TRAK Program for the investment of Plan assets.

 As of December 31, 1998, the TRAK Program held assets that were in excess of $9.6 billion. Of those assets, approximately $1.9 billion were held in 407 Plan accounts having cash or deferred compensation arrangements and approximately $4.2 billion were held in more than 59,000 employee benefit plan and IRA/Keogh-type Plan accounts. At present, the Trust consists of 17 Portfolios that are managed by the Consulting Group and advised by one or more unaffiliated sub-advisers selected by Salomon Smith Barney.

 Salomon Smith Barney requests a modification of PTE 99-15 and a replacement of that exemption with a new exemption for purposes of uniformity.2 Specifically, Salomon Smith Barney requests that the term "affiliate," as set forth in PTE 99-15, in Section II(h) of the General Conditions and in Section III(b) of the Definitions, be amended and clarified to avoid possible misinterpretation. In this regard, Salomon Smith Barney also requests that the term "officer" be defined and incorporated into the proposed exemption, in new Section III(d), to limit the affiliate definition to persons who have a significant management role. Further, Salomon Smith Barney requests that Section II(i) of PTE 99-15 be amended to permit an independent sub-adviser (the Sub-Adviser), under certain circumstances, to exceed the current one percent limitation on the acquisition of securities that are issued by Salomon Smith Barney and/or its affiliates, notably in the Sub-Adviser's replication of a third-party index. If granted, the proposed exemption would be effective as of April 1, 2000.

 The proposed exemption has been requested in an application filed on behalf of Salomon Smith Barney pursuant to section 408(a) of the Act and section 4975(c)(2) of the Code, and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990). Effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type requested to the Secretary of Labor. Accordingly, the proposed exemption is being issued solely by the Department.
--------
 2 The Department deems PTE 94-50 as having been effectively superseded by PTE 99-15. Therefore, the proposed amendments described herein will not apply to PTE 94-50.

I. Proposed Modification of the Term "Affiliate"

 Salomon Smith Barney represents that in early December 1999, Citigroup and State Street Corporation announced an agreement to form a joint venture called CitiStreet LLC, a Delaware limited liability company (the Joint Venture). The Joint Venture, which was closed on April 1, 2000, is each 50 percent owned by Keeper Holdings LLC (Citi), a wholly owned subsidiary of Citigroup, and by State Street Bank and Trust Company (State Street), a wholly owned subsidiary of State Street Corporation. Both Citigroup and State Street Corporation are publicly-held corporations.

 Salomon Smith Barney explains that the formation of the Joint Venture may have resulted in the disqualification of State Street Global Advisers (SSgA), a division of State Street, from acting as a Sub-Adviser in the TRAK Program due to certain ambiguities in the meaning of the word "affiliate." Salomon Smith Barney represents that SSgA is currently a Sub-Adviser with respect to approximately $800 million in assets in the International Equity Investments Portfolio and the Emerging Markets Equity Investments Portfolio.

A. Sections II(h) and III(b)

 Section II(h) of PTE 99-15 provides that--

 Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 Although the term "independent" is not defined in the exemption, Salomon Smith Barney notes that this condition was added to the original Shearson Lehman exemption request when Shearson Lehman agreed not to use affiliated Sub-Advisers. Therefore, Salomon Smith Barney presumes that the term "independent" means "not an affiliate." Salomon Smith Barney represents that
Section III(b) of PTE 99-15 defines the term "affiliate" of Salomon Smith Barney to include:

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney. (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any officer, director or partner in such person, and

 (3) Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

 Salomon Smith Barney notes that problems of interpretation have arisen because subparagraphs (2) and (3) of the affiliate definition use the term "such person" rather than referring directly to Salomon Smith Barney. Salomon Smith Barney explains that when defining an "affiliate" of Salomon Smith Barney, the definition may be construed to encompass only relationships with Salomon Smith Barney that involve shared control, influence or economic interests or it could be interpreted to cover affiliates of Salomon Smith Barney's affiliates, where there is no basis for common management or identical economic interests, because subparagraphs (2) and (3) have no clear antecedents.

 Salomon Smith Barney asserts that State Street is not under common corporate control with either it or any of its corporate affiliates. Instead, State Street is a subsidiary of an independently-owned and managed public company. Therefore, there is no control relationship, as contemplated in subparagraph
(1) of Section III(b), between Citigroup and State Street Corporation, the respective parent companies of Salomon Smith Barney and of State Street. Salomon Smith Barney also states that the Joint Venture is not necessarily its affiliate under subparagraph (1) of the definition because Salomon Smith Barney's indirect 50 percent ownership interest in the Joint Venture is not a "controlling interest." Therefore, if the Joint Venture is not an affiliate, Salomon Smith Barney believes that State Street is not a partner of Salomon Smith Barney, nor an officer or director of Salomon Smith Barney, as contemplated in subparagraph (2) of Section III(b). Further, Salomon Smith Barney explains that State Street's exclusive ownership by State Street Corporation does not trigger the ownership provisions of subparagraph (3) of
Section III(b).

 In addition to the above, Salomon Smith Barney states that it will not exercise control or influence in the operation of the Joint Venture that will inure to State Street. In addition, Salomon Smith Barney represents that Citi will not exercise control of the Joint Venture because it has only a 50 percent interest. Further, since all significant corporate actions of the Joint Venture will require unanimity, Salomon Smith Barney explains that neither Citi nor State Street will be able to exercise exclusive control over the Joint Venture.

B. Proposed Amendment

 Salomon Smith Barney submits that subparagraph (1) of Section III(b) does not require any clarification. However, it proposes that subparagraphs (2) and (3) of the affiliate definition be modified to cover only those persons and entities that have a significant role in the decisions made by Salomon Smith Barney or which are managed or influenced by Salomon Smith Barney. These entities or persons include individual officers, directors and partners in Salomon Smith Barney and its corporate affiliates, and corporations and partnerships in which Salomon Smith Barney and its corporate affiliates have a 10 percent or greater interest. Salomon Smith Barney believes that this tailoring of the affiliate definition will avoid future problems in determining the independence of the Sub-Advisers, including SSgA.

 Thus, on the basis of the foregoing, Section III(b) of PTE 99-15 is hereby modified in this notice of proposed exemption to read as follows:

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney; (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any individual who is an officer, director or partner in Salomon Smith Barney or a person who is described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney or an affiliate described in subparagraph (b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney, is a 10 percent or more partner or owner.

 In connection with the revised affiliate definition, Salomon Smith Barney requests that the term "officer" be defined in new subparagraph (d) of Section III to limit this portion of the affiliate definition to individuals who have a significant management role. Salomon Smith Barney points out that there are job titles at fairly modest levels of authority within it as well as in any company, and it wishes to ensure that future factual inquiries into an individual's status as an affiliate do not require that it contact virtually every official in its corporate population in a due diligence effort. Therefore, Salomon Smith Barney proposes that Section III(d) should read as follows:

 The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policy-making function for the entity.

 Under the foregoing modifications, Salomon Smith Barney believes that Sections II(h) and III(b) of the proposed exemption will no longer have conflicting meanings.

II. Proposed Modification of the One Percent Limitation on Stock Issued by Salomon Smith Barney and/or Its Affiliates

 Salomon Smith Barney represents that there are a number of established market indexes that have been created by parties which are unaffiliated with Citigroup, its indirect parent. For example, the S&P 500 Index is a widely-used benchmark index of domestic equity performance. This index consists of 500 stocks that have been selected by the Standard & Poor's Company (S&P) for market capitalization, liquidity and industry group representation. The index is market-value weighted so the performance of the larger of the included companies has a greater impact on the performance of the index as a whole. Currently, the common stock (the Common Stock) of Citigroup represents 1.57 percent of the S&P 500 Index.

 In addition to the S&P 500 Index, Salomon Smith Barney explains that the Russell 3000 Index is composed of the 3,000 largest United States companies, based upon total market capitalization. Salomon Smith Barney also points out that there are a number of Russell Indexes which are based on subsets of the Russell 3000 Index. These Indexes include (a) the Russell 2000 Index, which measures the performance of the smallest 2,000 United States companies in the Russell 3000 Index and therefore, excludes Citigroup; and (b) the Russell 1000 Index, which measures the performance of the 1,000 largest United States companies in the Russell 3000 Value Index and includes Citigroup. In addition, Salomon Smith Barney represents that there are further subsets of the Russell Indexes which are based upon Russell's characterization of stock as either "Growth" or "Value." For example, Salomon Smith Barney explains that Citigroup is included within these subsets. As of March 31, 2000, Citigroup Common Stock represented 3.8981 percent of the Russell 1000 Value Index and 3.6343 percent of the Russell 3000 Value Index.

A. Section II(i)

 Based upon the foregoing descriptions of the stock indexes, Salomon Smith Barney requests that Section II(i) of PTE 99-15 be modified in order to permit an independent Sub-Adviser which manages the assets in a Portfolio to exceed the one percent investment limitation on securities issued by Salomon Smith Barney and/or its affiliates under certain circumstances. As currently drafted,
Section II(i) states that--

 Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, the percentage of that Portfolio's net assets invested in such securities will not exceed one percent.

 In other words, the exception will apply to "any higher percentage" which may result from a Sub-Adviser's management of an index fund (the Index Fund) Portfolio which includes Citigroup Common Stock. The index will be an established third party index and the Sub-Adviser will track the index results using the "passive full replication" trading method.3

 Because the Sub-Adviser will purchase and sell Citigroup Common Stock to approximate the performance of an index rather than reflect the Sub-Adviser's evaluation of the Common Stock in its individual merits, Salomon Smith Barney states that any additional investment by a Portfolio in Citigroup Common Stock over the one percent threshold will result from the implementation of the trading method and not from the Sub-Adviser's exercise of investment discretion.

 Due to the one percent limitation of Section II(i), Salomon Smith Barney states that active Sub-Advisers for the Consulting Group may not own or trade Citigroup Common Stock and they will continue to be prohibited from trading in Citigroup Common Stock. However, Salomon Smith Barney proposes that passive or pure Index Fund Sub-Advisers be permitted to hold Citigroup Common Stock in their portfolios which exceed the one percent limitation to the extent such higher percentage is necessary to
--------
 3 According to Salomon Smith Barney, there are two forms of index trading--passive full replication (wherein each stock in the same weightings as the index is owned by a mutual fund) and sampling (in which each sector, but not necessarily all stocks in such sector, in the same weightings as the index is also owned by a mutual fund). Salomon Smith Barney notes that sampling is used most often when a portfolio is smaller and cannot efficiently replicate the entire index.

replicate the underlying index.4 Salomon Smith Barney points out that pure index Sub-Advisers that are responsible for investing only a portion of the assets in the Consulting Group Capital Markets Large Cap Value Fund and the Large Cap Growth Consulting Group Capital Markets Fund, are currently in compliance with the one percent limitation. These Portfolios, which consist of both an actively-managed portion and a distinct, passively-managed portion, held less than one percent of the their total assets in Citigroup Common Stock.

 If an index-based Sub-Adviser were to manage a greater portion or all of either of the aforementioned Portfolios, Salomon Smith Barney explains that the total Portfolio may include Citigroup Common Stock which breaches the one percent threshold. Similarly, Salomon Smith Barney notes that if the entire Portfolio, such as the Consulting Group Capital Markets S&P 500 Index Investment Fund Portfolio, has the investment objective of providing results that correspond to the price and yield performance of the S&P 500 Index, the Sub-Adviser would be expected to approximate the cited percentage of 1.57 percent for Citigroup Common Stock in the S&P 500 Index. This would also violate the one percent investment limitation.

 Salomon Smith Barney states that the present one percent limitation placed on Citigroup Common Stock increases the likelihood that the performance of an Index Fund Portfolio will not replicate the applicable index. Because Citigroup is among the largest companies on the basis of capitalization in the S&P 500, Salomon Smith Barney states that Citigroup's performance can have a significant impact in index performance calculations. However, if Citigroup Common Stock is not proportionately represented, Salomon Smith Barney explains that Index Fund performance will deviate from the index whether Citigroup Common Stock does well or underperforms.
--------
 4 In its management of a "pure" Index Fund, the Sub-Adviser does not evaluate individual companies to identify attractive investment candidates or to eliminate underperforming investments. Instead, the Sub-Adviser attempts to mirror the composition of the relevant index as closely as possible by adjusting the Portfolio holdings daily to reflect the companies included in the index and their relative weightings. Because performance of the Index Fund is tied to the performance of the index that it tracks, investors are advised that this investment strategy may mean losses if the applicable index performs poorly relative to other indexes or individual stocks.
 The performance of a pure Index Fund generally does not mirror the index performance exactly. The index is merely a composite performance figure, based upon an established selection of companies. It does not represent actual assets being managed so there are no expenses deducted from its performance results. In contrast, an Index Fund Portfolio represents actual assets under management and has liquidity requirements associated with Fund operation. To meet redemption requests and to pay expenses, the Index Fund must maintain a portion of its assets in cash and cash equivalents.

 In any event, Salomon Smith Barney believes that the one percent limitation has the effect of depriving a Plan of the opportunity to invest in a Fund (available to non-Plan investors) that might otherwise track the applicable index more exactly. Because many Plan sponsors are anxious to have an Index Fund available through the TRAK Program, Salomon Smith Barney wishes to move quickly to accommodate the Plan market's design preferences.

 For these reasons, Salomon Smith Barney requests that the current one percent restriction be lifted and allowed to be exceeded with respect to Portfolio investments that are made by passive Sub-Advisers in Citigroup Common Stock in their replication of third-party indexes. In addition, Salomon Smith Barney seeks the flexibility to have the Portfolios consist, in whole or in part, of Index Funds that are managed by passive Sub-Advisers. However, the ownership by a Portfolio of Citigroup Common Stock which is in excess of the one percent limitation would result solely from the activities of the passive Sub-Adviser in replicating an index.

B. Exemptive Safeguards

 Section II(i) of the proposed exemption has been further expanded to include a number of substantive safeguards for the protection of Plans investing under the TRAK Program. In this regard, Section II(i) requires that the amount held by the Sub-Adviser in managing an Index Fund Portfolio be held in order to replicate an established third party index. In addition, Section II(i) states that the index must represent the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. In this regard, the organization creating the index must be (a) engaged in the business of providing financial information; (b) a publisher of financial news information; or (c) a public stock exchange or association of securities dealers. The index must also be created and maintained by an organization independent of Salomon Smith Barney and its affiliates and must be a generally-accepted standardized index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 Moreover, Section II(i) requires that the acquisition or disposition of Citigroup Common Stock must not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 Finally, Section II(i) requires that an Independent Plan Fiduciary authorize the investment of a Plan's assets in an Index Fund Portfolio which purchases and/or holds Citigroup Common Stock while the Sub-Adviser will be responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

Notice to Interested Persons

 Notice of the proposed exemption will be mailed by first class mail to the Independent Plan Fiduciary of each Plan currently participating in the TRAK Program, or, in the case of a Section 404(c) Plan, to the recordholder of Trust shares. Such notice will be given within 15 days of the publication of the notice of pendency in the Federal Register. The notice will contain a copy of the notice of proposed exemption as published in the Federal Register and a supplemental statement, as required pursuant to 29 CFR 2570.43(b)(2). The supplemental statement will inform interested persons of their right to comment on and/or to request a hearing with respect to the pending exemption. Written comments and hearing requests are due within 45 days of the publication of the proposed exemption in the Federal Register.

General Information

 The attention of interested persons is directed to the following:

 (1) The fact that a transaction is the subject of an exemption under section 408(a) of the Act and section 4975(c)(2) of the Code does not relieve a fiduciary or other party in interest or disqualified person from certain other provisions of the Act and the Code, including any prohibited transaction provisions to which the exemption does not apply and the general fiduciary responsibility provisions of section 404 of the Act, which require, among other things, a fiduciary to discharge his or her duties respecting the plan solely in the interest of the participants and beneficiaries of the plan and in a prudent fashion in accordance with section 404(a)(1)(B) of the Act; nor does it affect the requirements of section 401(a) of the Code that the plan operate for the exclusive benefit of the employees of the employer maintaining the plan and their beneficiaries;

 (2) The proposed exemption, if granted, will extend to transactions prohibited under section 406(b)(3) of the Act and section 4975(c)(1)(F) of the Code;

 (3) Before an exemption can be granted under section 408(a) of the Act and section 4975(c)(2) of the Code, the Department must find that the exemption is administratively feasible, in the interest of the plan and of its participants and beneficiaries and protective of the rights of participants and beneficiaries of the plan;

 (4) This proposed exemption, if granted, will be supplemental to, and not in derogation of, any other provisions of the Act and the Code, including statutory or administrative exemptions. Furthermore, the fact that a transaction is subject to an administrative or statutory exemption is not dispositive of whether the transaction is in fact a prohibited transaction; and

 (5) This proposed exemption, if granted, is subject to the express condition that the facts and representations set forth in the notice of proposed exemption relating to PTE 99-15 and this notice, accurately describe, where relevant, the material terms of the transactions to be consummated pursuant to this exemption.

Written Comments and Hearing Requests

 All interested persons are invited to submit written comments or requests for a hearing on the pending exemption to the address above, within the time frame set forth above, after the publication of this proposed exemption in the Federal Register. All comments will be made a part of the record. Comments received will be available for public inspection with the referenced applications at the address set forth above.

Proposed Exemption

 Based on the facts and representations set forth in the application, the Department is considering granting the requested exemption under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990).

Section I. Covered Transactions

 A. If the exemption is granted, the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, shall not apply, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for self-employed individuals (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b) Plan; collectively, the Plans) in the Trust for Consulting Group Capital Market Funds (the Trust), established by Salomon Smith Barney, in connection with such Plans' participation in the TRAK Personalized Investment Advisory Service product (the TRAK Program).

 B. If the exemption is granted, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, to the provision, by the Consulting Group, of (1) investment advisory services or (2) an automatic reallocation option (the Automatic Reallocation Option) to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary), which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets. This proposed exemption is subject to the following conditions that are set forth below in Section II.

Section II. General Conditions

 (a) The participation of Plans in the TRAK Program will be approved by an Independent Plan Fiduciary. For purposes of this requirement, an employee, officer or director of Salomon Smith Barney and/or its affiliates covered by an IRA not subject to Title I of the Act will be considered an Independent Plan Fiduciary with respect to such IRA.

 (b) The total fees paid to the Consulting Group and its affiliates will constitute no more than reasonable compensation.

 (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust.

 (d) The terms of each purchase or redemption of Trust shares shall remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

 (e) The Consulting Group will provide written documentation to an Independent Plan Fiduciary of its recommendations or evaluations based upon objective criteria.

 (f) Any recommendation or evaluation made by the Consulting Group to an Independent Plan Fiduciary will be implemented only at the express direction of such Independent Plan Fiduciary, provided, however, that--

 (1) If such Independent Plan Fiduciary shall have elected in writing (the Election), on a form designated by Salomon Smith Barney from time to time for such purpose, to participate in the Automatic Reallocation Option under the TRAK Program, the affected Plan or participant account will be automatically reallocated whenever the Consulting Group modifies the particular asset allocation recommendation which the Independent Plan Fiduciary has chosen. Such Election shall continue in effect until revoked or terminated by the Independent Plan Fiduciary in writing.

 (2) Except as set forth below in paragraph II(f)(3), at the time of a change in the Consulting Group's asset allocation recommendation, each account based upon the asset allocation model (the Allocation Model) affected by such change would be adjusted on the business day of the release of the new Allocation Model by the Consulting Group, except to the extent that market conditions, and order purchase and redemption procedures may delay such processing through a series of purchase and redemption transactions to shift assets among the affected Portfolios.

 (3) If the change in the Consulting Group's asset allocation recommendation exceeds an increase or decrease of more than 10 percent in the absolute percentage allocated to any one investment medium (e.g., a suggested increase in a 15 percent allocation to greater than 25 percent, or a decrease of such 15 percent allocation to less than 5 percent), Salomon Smith Barney will send out a written notice (the Notice) to all Independent Plan Fiduciaries whose current investment allocation would be affected, describing the proposed reallocation and the date on which such allocation is to be instituted (the Effective Date). If the Independent Plan Fiduciary notifies Salomon Smith Barney, in writing, at any time within the period of 30 calendar days prior to the proposed Effective Date that such fiduciary does not wish to follow such revised asset allocation recommendation, the Allocation Model will remain at the current level, or at such other level as the Independent Plan Fiduciary then expressly designates, in writing. If the Independent Plan Fiduciary does not affirmatively "opt out" of the new Consulting Group recommendation, in writing, prior to the proposed Effective Date, such new recommendation will be automatically effected by a dollar-for-dollar liquidation and purchase of the required amounts in the respective account.

 (4) An Independent Plan Fiduciary will receive a trade confirmation of each reallocation transaction. In this regard, for all Plan investors other than
Section 404(c) Plan accounts (i.e., 401(k) Plan accounts), Salomon Smith Barney will mail trade confirmations on the next business day after the reallocation trades are executed. In the case of Section 404(c) Plan participants, notification will depend upon the notification provisions agreed to by the Plan recordkeeper.

 (g) The Consulting Group will generally give investment advice in writing to an Independent Plan Fiduciary with respect to all available Portfolios. However, in the case of a Plan providing for participant- directed investments (the Section 404(c) Plan), the Consulting Group will provide investment advice that is limited to the Portfolios made available under the Plan.

 (h) Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 (i) Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, such as Citigroup Inc. common stock (the Citigroup Common Stock), the percentage of that Portfolio's net assets invested in such securities will not exceed one percent. However, this percentage limitation may be exceeded if--

 (1) The amount held by a Sub-Adviser in managing a Portfolio is held in order to replicate an established third party index.

 (2) The index represents the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. The organization creating the index must be--

 (i) Engaged in the business of providing financial information;

 (ii) A publisher of financial news information; or

 (iii) A public stock exchange or association of securities dealers. The index is created and maintained by an organization independent of Salomon Smith Barney and its affiliates and is a generally-accepted standardized index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 (3) The acquisition or disposition of Citigroup Common Stock does not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 (4) The Independent Plan Fiduciary authorizes the investment of a Plan's assets in an Index Fund which purchases and/or holds Citigroup Common Stock and the Sub-Adviser is responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

 (j) The quarterly investment advisory fee that is paid by a Plan to the Consulting Group for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that the Consulting Group retains no more than 20 basis points from any Portfolio (with the exception of the Government Money Investments Portfolio and the GIC Fund Portfolio for which the Consulting Group and the Trust will retain no investment management fee) which contains investments attributable to the Plan investor.

 (k) With respect to its participation in the TRAK Program prior to purchasing Trust shares,

 (1) Each Plan will receive the following written or oral disclosures from the Consulting Group:

 (A) A copy of the Prospectus for the Trust discussing the investment objectives of the Portfolios comprising the Trust, the policies employed to achieve these objectives, the corporate affiliation existing between the Consulting Group, Salomon Smith Barney and its subsidiaries and the compensation paid to such entities.5

 (B) Upon written or oral request to Salomon Smith Barney, a Statement of Additional Information supplementing the Prospectus which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize
--------
 5 The fact that certain transactions and fee arrangements are the subject of an administrative exemption does not relieve the Independent Plan Fiduciary from the general fiduciary responsibility provisions of section 404 of the Act. In this regard, the Department expects the Independent Plan Fiduciary to consider carefully the totality of the fees and expenses to be paid by the Plan, including the fees paid directly to Salomon Smith Barney or to other third parties.
and certain risks attendant to those investments, policies and strategies.

 (C) A copy of the investment advisory agreement between the Consulting Group and such Plan relating to participation in the TRAK Program and, if applicable, informing Plan investors of the Automatic Reallocation Option.

 (D) Upon written request of Salomon Smith Barney, a copy of the respective investment advisory agreement between the Consulting Group and the Sub-Advisers.

 (E) In the case of a Section 404(c) Plan, if required by the arrangement negotiated between the Consulting Group and the Plan, an explanation by a Salomon Smith Barney Financial Consultant (the Financial Consultant) to eligible participants in such Plan, of the services offered under the TRAK Program and the operation and objectives of the Portfolios.

 (F) A copy of the proposed exemption and the final exemption, if granted, pertaining to the exemptive relief described herein.

 (2) If accepted as an investor in the TRAK Program, an Independent Plan Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing, prior to purchasing Trust shares that such fiduciary has received copies of the documents described above in subparagraph (k)(1) of this Section.

 (3) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Plan Fiduciary (i.e., the Plan administrator, trustee or named fiduciary, as the recordholder of Trust shares). Such Independent Plan Fiduciary will be required to represent in writing to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates and (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (4) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Plan Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates,
(b) capable of making an independent decision regarding the investment of Plan assets and (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (l) Subsequent to its participation in the TRAK Program, each Plan receives the following written or oral disclosures with respect to its ongoing participation in the TRAK Program:

 (1) The Trust's semi-annual and annual report which will include financial statement for the Trust and investment management fees paid by each Portfolio.

 (2) A written quarterly monitoring statement containing an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

 (3) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly, detailed investment performance monitoring report, in writing, provided to an Independent Plan Fiduciary of such Plan showing, Plan level asset allocations, Plan cash flow analysis and annualized risk adjusted rates of return for Plan investments. In addition, if required by such arrangement, Financial Consultants will meet periodically with Independent Plan Fiduciaries of Section 404(c) Plans to discuss the report as well as with eligible participants to review their accounts' performance.

 (4) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly participant performance monitoring report provided to a Plan participant which accompanies the participant's benefit statement and describes the investment performance of the Portfolios, the investment performance of the participant's individual investment in the TRAK Program, and gives market commentary and toll-free numbers that will enable the participant to obtain more information about the TRAK Program or to amend his or her investment allocations.

 (5) On a quarterly and annual basis, written disclosures to all Plans of the
(a) percentage of each Portfolio's brokerage commissions that are paid to Salomon Smith Barney and its affiliates and (b) the average brokerage commission per share paid by each Portfolio to Salomon Smith Barney and its affiliates, as compared to the average brokerage commission per share paid by the Trust to brokers other than Salomon Smith Barney and its affiliates, both expressed as cents per share.

 (m) Salomon Smith Barney shall maintain, for a period of six years, the records necessary to enable the persons described in paragraph (n) of this Section to determine whether the conditions of this exemption have been met, except that (1) a prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of Salomon Smith Barney and/or its affiliates, the records are lost or destroyed prior to the end of the six year period, and (2) no party in interest other than Salomon Smith Barney shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (n) below.

 (n)(1) Except as provided in section (2) of this paragraph and notwithstanding any provisions of subparagraphs (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (m) of this Section II shall be unconditionally available at their customary location during normal business hours by:

 (A) Any duly authorized employee or representative of the Department or the Service;

 (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

 (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

 (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

 (2) None of the persons described above in subparagraphs (B)-(D) of this paragraph (n) shall be authorized to examine the trade secrets of Salomon Smith Barney or commercial or financial information which is privileged or confidential.

Section III. Definitions

 For purposes of this proposed exemption:

 (a) The term "Salomon Smith Barney" means Salomon Smith Barney Inc. and any affiliate of Salomon Smith Barney, as defined in paragraph (b) of this Section III.

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney; (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any individual who is an officer (as defined in Section III(d) hereof), director or partner in Salomon Smith Barney or a person described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney or an affiliate described in subparagraphs(b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney, is a 10 percent or more partner or owner.

 (c) An "Independent Plan Fiduciary" is a Plan fiduciary which is independent of Salomon Smith Barney and its affiliates and is either--

 (1) A Plan administrator, sponsor, trustee or named fiduciary, as the recordholder of Trust shares under a Section 404(c) Plan;

 (2) A participant in a Keogh Plan;

 (3) An individual covered under (i) a self-directed IRA or (ii) a Section 403(b) Plan, which invests in Trust shares;

 (4) A trustee, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section 404(c) of the Act; or

 (5) A participant in a Plan, such as a Section 404(c) Plan, who is permitted under the terms of such Plan to direct, and who elects to direct the investment of assets of his or her account in such Plan.

 (d) The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policymaking function for the entity.

Section IV. Effective Dates

 If granted, this proposed exemption will be effective as of April 1, 2000, with respect to the amendments to Section II(i) and Section III(b) and the inclusion of new Section III(d).

 The availability of this proposed exemption is subject to the express condition that the material facts and representations contained in the application for exemption are true and complete and accurately describe all material terms of the transactions. In the case of continuing transactions, if any of the material facts or representations described in the applications change, the exemption will cease to apply as of the date of such change. In the event of any such change, an application for a new exemption must be made to the Department.

 For a more complete statement of the facts and representations supporting the Department's decision to grant PTE 92-77, PTE 94-50 and PTE 99-15, refer to the proposed exemptions and the grant notices which are cited above.

 Signed at Washington, D.C., this 25th day of May, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor.

[FR Doc. 00-13643 Filed 5-31-00; 8:45 am]

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--------------------------------------------------------------------------------
DEPARTMENT OF LABOR

Pension and Welfare Benefits Administration

[Prohibited Transaction Exemption 2000-45; Exemption Application Nos. D-10809 and D-10865]

Grant of Individual Exemption To Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc. (Salomon Smith Barney), Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, Department of Labor.

ACTION: Grant of individual exemption to modify and replace PTE 99-15.
--------------------------------------------------------------------------------
SUMMARY: This document contains a final exemption (the Final Exemption) by the Department of Labor (the Department) which amends and replaces PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Trust). These transactions are described in a notice of pendency
(the Proposed Exemption) that was published in the Federal Register on June 1, 2000 at 65 FR 35138.

EFFECTIVE DATES: This exemption is effective as of April 1, 2000 with respect to the amendments to Section II(i) and Section III(b) of the grant notice. In addition, this exemption is effective as of April 1, 2000 with respect to the inclusion of new Section III(d) in the grant notice.

FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady, Office of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor, telephone (202) 219-8881. (This is not a toll-free number.)

SUPPLEMENTARY INFORMATION: On June 1, 2000, the Department published, in the Federal Register, the above referenced Proposed Exemption which would amend and replace PTE 99-15. PTE 99-15, provides an exemption from certain prohibited transaction restrictions of section 406 of the Employee Retirement Income Security Act of 1974 (the Act) and from the sanctions resulting from the application of section 4975 of the Internal Revenue Code of 1986 (the Code), as amended, by reason of section 4975(c)(1) of the Code. Specifically, PTE 99-15 provides exemptive relief from the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, for the purchase or redemption of shares in the Trust by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for a self-employed individual, or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the
Section 403(b) Plan; collectively, the Plans).

 PTE 99-15 also provides exemptive relief from the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, with respect to the provision, by the Consulting Group of Salomon Smith Barney (the Consulting Group), of (1) investment advisory services or (2) an automatic reallocation option to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary) which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets.1

 In the Proposed Exemption, Salomon Smith Barney requested a modification of PTE 99-15 and a replacement of that exemption with a new exemption for purposes of uniformity.2 Specifically, Salomon Smith Barney requested that the term "affiliate," as set forth in PTE 99-15, in Section II(h) of the General Conditions and in Section III(b) of the Definitions, be amended and clarified to avoid possible misinterpretation. In this regard, Salomon Smith Barney also requested that the term "officer" be defined and incorporated into the Proposed Exemption, in new Section
--------
 1PTE 99-15 also (a) described a series of corporate mergers which changed the names of the parties identified in two prior TRAK exemptions which it superseded [i.e., PTE 94-50 (59 FR 32024, June 21, 1994) and PTE 92-77 (55 FR
45833, October 5, 1992)] and which would permit broader distribution of TRAK-related products; (b) implemented a recordkeeping reimbursement offset procedure under the TRAK Program; (c) adopted an automated reallocation option under the TRAK Program that would reduce the reallocation option under the TRAK Program that would reduce the Plan-level investment advisory fee (the Outside
Fee) paid to Salomon Smith Barney by a Plan investor; and (d) expanded the scope of the exemption to include Section 403(b) Plans.
 PTE 94-50 permitted Smith, Barney Inc. (Smith Barney), Salomon Smith Barney's predecessor, to add a daily-traded collective investment fund (the GIC Fund) to the existing portfolios (the Portfolios) of mutual funds (the Funds) comprising the Trust, and to describe the various entities operating the GIC Fund. PTE 94-50 also replaced references to Shearson Lehman Brothers, Inc. (Shearson Lehman) with Smith Barney and amended and replaced PTE 92-77.
 Finally, PTE 92-77 permitted Shearson Lehman to make the TRAK Program available to Plans that acquired shares in the former Trust for TRAK Investments and allowed the Consulting Group to provide investment advisory services to an Independent Plan Fiduciary which might result in such fiduciary's selection of a Portfolio in the TRAK Program for the investment of Plan assets.
 2The Department deems PTE 94-50 as having been effectively superseded by PTE 99-15. Therefore, the amendments described herein do not apply to PTE 94-50.

III(d), to limit the affiliate definition to persons who have a significant management role. Further, Salomon Smith Barney requested that Section II(i) of PTE 99-15 be amended to permit an independent sub-adviser (the Sub-Adviser), under certain circumstances, to exceed the current one percent limitation on the acquisition of securities that are issued by Salomon Smith Barney and/or its affiliates, notably in the Sub-Adviser's replication of a third-party index (the Index). The Final Exemption is effective as of April 1, 2000 with respect to the amendments to Sections II(i) and III(b) of the grant notice, and is effective as of July 10, 2000 with respect to Section III(d) of the grant notice.

 The Proposed Exemption was requested in an application filed on behalf of SalomonSmith Barney pursuant to section 408(a) of the Act and section 4975(c)(2) of the Code, and in accordance with the procedures (the Procedures) set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990). Effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type requested to the Secretary of Labor. Accordingly, this Final Exemption is being issued solely by the Department.

 The Proposed Exemption gave interested persons an opportunity to comment and to request a hearing. During the comment period, the Department received two written comments and no requests for a hearing. One of the comments was submitted by the holder of an IRA which participates in the TRAK Program. The commenter said he concurred with the modifications proposed by Salomon Smith Barney to amend and clarify the terms "affiliate" and "officer." The commenter also stated that he supported the proposed modification of the one percent limitation on the acquisition, by an independent Sub-Adviser, of securities that are issued by Salomon Smith Barney and/or its affiliates in the Sub-Adviser's replication of an Index. The commenter explained that he believed the requested changes made sense and would be beneficial to all TRAK Program participants. Therefore, the commenter urged the Department to approve the Final Exemption.

 The second comment was submitted by Salomon Smith Barney. The comment is intended to clarify and modify the preamble (the Preamble) of the Proposed Exemption. Following is a discussion of Salomon Smith

Barney's comment letter and the Department's responses with respect thereto.

 1. Modifications to the Proposed Exemption. On page 35139 of the Proposed Exemption, the first paragraph of the Preamble states that "As of December 31, 1998, the TRAK Program held assets that were in excess of $9.6 billion." Also, in that same paragraph, the last sentence states, in part, that "one or more unaffiliated [S]ub-advisers [is] selected by Salomon Smith Barney." Salomon Smith Barney notes that the December 31, 1998 valuation date at the beginning of the paragraph should be changed to September 30, 1999 and the last words of the paragraph should be changed from "Salomon Smith Barney" to "the Consulting Group," which actually chooses the Sub-Advisers.

 In addition, on page 35140 of the Proposed Exemption, the last paragraph of the Preamble states, in part, that--

 Due to the one percent limitation of Section II(i), Salomon Smith Barney states that active Sub-Advisers for the Consulting Group may not own or trade Citigroup Common Stock and they will continue to be prohibited from trading in Citigroup Common Stock. Salomon Smith Barney wishes to clarify that active Sub-Advisers also do not trade in Citigroup Common Stock because of restrictions that apply under Rule 12d3-1(c) of the Investment Company Act of 1940 (the ICA).3

 On page 35141 of the Proposed Exemption, the third sentence of the first "carry-over" paragraph of the Preamble identifies two Funds which currently comply with the one percent limitation on investments in Citigroup Common Stock. These Funds are the "Consulting Group Capital Markets Large Cap Value Fund" and the "Large Cap Growth Consulting Group Capital Markets Fund." However, Salomon Smith Barney suggests, for the purpose of clarity, that the formal names of the subject Funds be specified. Thus, Salomon Smith Barney explains that the proper names for the Funds are the "Consulting Group Capital Markets Funds Large Capitalization Value Equity Investments" and the "Consulting Group Capital Markets Funds Large Capitalization Growth Investments." Similarly, in the next paragraph of the Proposed Exemption on page 35141 of the Preamble, Salomon Smith
--------
 3Rule 12d3-1(c) of the ICA states that an acquiring company, such as a registered investment company, may not acquire a general partnership interest or a security issued by the acquiring company's investment adviser, promoter, or principal underwriter, or by any affiliated person of such investment adviser, promoter, or principal underwriter.

Barney wishes to clarify that the formal name for the S&P Fund designated as the "Consulting Group Capital Markets S&P 500 Index Investment Fund Portfolio" is the "Consulting Group Capital Markets S&P Index Investment Fund Portfolio."

 In response to these comments, the Department acknowledges the foregoing clarifications to the names for the Funds identified in the Preamble of the Proposed Exemption.

 2. General Information. As a matter of general information, Salomon Smith Barney states that beginning with the billing cycle commencing on January 1, 2001, the Outside Fee charged to 401(k) Plan clients will be calculated on the average daily asset value for the quarter for which the fee is billed rather than the asset value on the last day of the quarter. Salomon Smith Barney explains that this change generally conforms to the billing procedure in the industry generally and is believed to be more equitable since it reflects the asset value over time rather than on a single day during a calendar quarter which may not be representative of the account balance during the period.

 In response to this comment, the Department notes Salomon Smith Barney's modification to the billing procedure in the calculation of the Outside Fee for participants in the TRAK Program that are section 401(k) Plans.

 For further information regarding the comments or other matters discussed herein, interested persons are encouraged to obtain copies of the exemption application files (Exemption Application Nos. D-10809 and D-10865) the Department is maintaining in this case. The complete application files, as well as all supplemental submissions received by the Department, are made available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, Room N-5638, U.S. Department of Labor, 200 Constitution Avenue, N.W., Washington, D.C. 20210.

 Accordingly, after giving full consideration to the entire record, including the written comments received, the Department has decided to grant the exemption subject to the modifications and clarifications described above.

General Information

 The attention of interested persons is directed to the following:

 (1) The fact that a transaction is the subject of an exemption under section 408(a) of the Act and section 4975(c)(2) of the Code does not relieve a fiduciary or other party in interest or disqualified person from certain other provisions of the Act and the Code, including any prohibited transaction provisions to which the exemption does not apply and the general fiduciary responsibility provisions of section 404 of the Act, which require, among other things, a fiduciary to discharge his or her duties respecting the plan solely in the interest of the participants and beneficiaries of the plan and in a prudent fashion in accordance with section 404(a)(1)(B) of the Act; nor does it affect the requirements of section 401(a) of the Code that the plan operate for the exclusive benefit of the employees of the employer maintaining the plan and their beneficiaries;

 (2) The exemption will extend to transactions prohibited under section 406(b)(3) of the Act and section 4975(c)(1)(F) of the Code;

 (3) In accordance with section 408(a) of the Act and section 4975(c)(2) of the Code, and the Procedures cited above, and based upon the entire record, the Department finds that the exemption is administratively feasible, in the interest of the plan and of its participants and beneficiaries and protective of the rights of participants and beneficiaries of the plan;

 (4) The exemption will be supplemental to, and not in derogation of, any other provisions of the Act and the Code, including statutory or administrative exemptions. Furthermore, the fact that a transaction is subject to an administrative or statutory exemption is not dispositive of whether the transaction is in fact a prohibited transaction; and

 (5) The exemption is subject to the express condition that the Summary of Facts and Representations set forth in the notice of proposed exemption relating to PTE 99-15, as amended by this Final Exemption, accurately describe, where relevant, the material terms of the transactions to be consummated pursuant to this exemption.

Exemption

 Under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the Procedures set forth above, the Department hereby amends PTE 99-15 as follows:

Section I. Covered Transactions

 A. The restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, shall not apply, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for self-employed individuals (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b) Plan; collectively, the Plans) in the Trust for Consulting Group Capital Market Funds (the Trust), established by Salomon Smith Barney, in connection with such Plans' participation in the TRAK Personalized Investment Advisory Service product (the TRAK Program).

 B. The restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, to the provision, by the Consulting Group, of (1) investment advisory services or (2) an automatic reallocation option (the Automatic Reallocation Option) to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary), which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets.

 This exemption is subject to the following conditions that are set forth below in Section II.

Section II. General Conditions

 (a) The participation of Plans in the TRAK Program will be approved by an Independent Plan Fiduciary. For purposes of this requirement, an employee, officer or director of Salomon Smith Barney and/or its affiliates covered by an IRA not subject to Title I of the Act will be considered an Independent Plan Fiduciary with respect to such IRA.

 (b) The total fees paid to the Consulting Group and its affiliates will constitute no more than reasonable compensation.

 (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust.

 (d) The terms of each purchase or redemption of Trust shares shall remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

 (e) The Consulting Group will provide written documentation to an Independent Plan Fiduciary of its recommendations or evaluations based upon objective criteria.

 (f) Any recommendation or evaluation made by the Consulting Group to an Independent Plan Fiduciary will be implemented only at the express direction of such Independent Plan Fiduciary, provided, however, that--

 (1) If such Independent Plan Fiduciary shall have elected in writing (the Election), on a form designated by Salomon Smith Barney from time to time for such purpose, to participate in the Automatic Reallocation Option under the TRAK Program, the affected Plan or participant account will be automatically reallocated whenever the Consulting Group modifies the particular asset allocation recommendation which the Independent Plan Fiduciary has chosen. Such Election shall continue in effect until revoked or terminated by the Independent Plan Fiduciary in writing.

 (2) Except as set forth below in paragraph II(f)(3), at the time of a change in the Consulting Group's asset allocation recommendation, each account based upon the asset allocation model (the Allocation Model) affected by such change would be adjusted on the business day of the release of the new Allocation Model by the Consulting Group, except to the extent that market conditions, and order purchase and redemption procedures, may delay such processing through a series of purchase and redemption transactions to shift assets among the affected Portfolios.

 (3) If the change in the Consulting Group's asset allocation recommendation exceeds an increase or decrease of more than 10 percent in the absolute percentage allocated to any one investment medium (e.g., a suggested increase in a 15 percent allocation to greater than 25 percent, or a decrease of such 15 percent allocation to less than 5 percent), Salomon Smith Barney will send out a written notice (the Notice) to all Independent Plan Fiduciaries whose current investment allocation would be affected, describing the proposed reallocation and the date on which such allocation is to be instituted (the Effective Date). If the Independent Plan Fiduciary notifies Salomon Smith Barney, in writing, at any time within the period of 30 calendar days prior to the proposed Effective Date that such fiduciary does not wish to follow such revised asset allocation recommendation, the Allocation Model will remain at the current level, or at such other level as the Independent Plan Fiduciary then expressly designates, in writing. If the Independent Plan Fiduciary does not affirmatively "opt out" of the new Consulting Group recommendation, in writing, prior to the proposed Effective Date, such new recommendation will be automatically effected by a dollar-for-dollar liquidation and purchase of the required amounts in the respective account.

 (4) An Independent Plan Fiduciary will receive a trade confirmation of each reallocation transaction. In this regard, for all Plan investors other than
Section 404(c) Plan accounts (i.e., 401(k) Plan accounts), Salomon Smith Barney will mail trade confirmations on the next business day after the reallocation trades are executed. In the case of Section 404(c) Plan participants, notification will depend upon the notification provisions agreed to by the Plan recordkeeper.

 (g) The Consulting Group will generally give investment advice in writing to an Independent Plan Fiduciary with respect to all available Portfolios. However, in the case of a Plan providing for participant-directed investments (the Section 404(c) Plan), the Consulting Group will provide investment advice that is limited to the Portfolios made available under the Plan.

 (h) Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 (i) Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, such as Citigroup Inc. common stock (the Citigroup Common Stock), the percentage of that Portfolio's net assets invested in such securities will not exceed one percent. However, this percentage limitation may be exceeded if--

 (1) The amount held by a Sub-Adviser in managing a Portfolio is held in order to replicate an established third party index (the Index).

 (2) The Index represents the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. The organization creating the Index must be--

 (i) Engaged in the business of providing financial information;

 (ii) A publisher of financial news information; or

 (iii) A public stock exchange or association of securities dealers.

 The Index is created and maintained by an organization independent of Salomon Smith

Barney and its affiliates and is a generally- accepted standardized Index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 (3) The acquisition or disposition of Citigroup Common Stock does not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 (4) The Independent Plan Fiduciary authorizes the investment of a Plan's assets in an Index Fund which purchases and/or holds Citigroup Common Stock and the Sub-Adviser is responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

 (j) The quarterly investment advisory fee that is paid by a Plan to the Consulting Group for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that the Consulting Group retains no more than 20 basis points from any Portfolio (with the exception of the Government Money Investments Portfolio and the GIC Fund Portfolio for which the Consulting Group and the Trust will retain no investment management fee) which contains investments attributable to the Plan investor.

 (k) With respect to its participation in the TRAK Program prior to purchasing Trust shares,

 (1) Each Plan will receive the following written or oral disclosures from the Consulting Group:

 (A) A copy of the Prospectus for the Trust discussing the investment objectives of the Portfolios comprising the Trust, the policies employed to achieve these objectives, the corporate affiliation existing between the Consulting Group, Salomon Smith Barney and its subsidiaries and the compensation paid to such entities.4

 (B) Upon written or oral request to Salomon Smith Barney, a Statement of Additional Information supplementing the Prospectus which describes the types of
--------
 4The fact that certain transactions and fee arrangements are the subject of an administrative exemption does not relieve the Independent Plan Fiduciary from the general fiduciary responsibility provisions of section 404 of the Act. In this regard, the Department expects the Independent Plan Fiduciary to consider carefully the totality of the fees and expenses to be paid by the Plan, including the fees paid directly to Salomon Smith Barney or to other third parties.

securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

 (C) A copy of the investment advisory agreement between the Consulting Group and such Plan relating to participation in the TRAK Program and, if applicable, informing Plan investors of the Automatic Reallocation Option.

 (D) Upon written request of Salomon Smith Barney, a copy of the respective investment advisory agreement between the Consulting Group and the Sub-Advisers.

 (E) In the case of a Section 404(c) Plan, if required by the arrangement negotiated between the Consulting Group and the Plan, an explanation by a Salomon Smith Barney Financial Consultant (the Financial Consultant) to eligible participants in such Plan, of the services offered under the TRAK Program and the operation and objectives of the Portfolios.

 (F) A copy of the Proposed Exemption and the Final Exemption pertaining to the exemptive relief described herein.

 (2) If accepted as an investor in the TRAK Program, an Independent Plan Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing, prior to purchasing Trust shares that such fiduciary has received copies of the documents described above in subparagraph (k)(1) of this Section.

 (3) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Plan Fiduciary (i.e., the Plan administrator, trustee or named fiduciary, as the recordholder of Trust shares). Such Independent Plan Fiduciary will be required to represent in writing to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates and (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (4) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Plan Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates,
(b) capable of making an independent decision regarding the investment of Plan assets and (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (l) Subsequent to its participation in the TRAK Program, each Plan receives the following written or oral disclosures with respect to its ongoing participation in the TRAK Program:

 (1) The Trust's semi-annual and annual report which will include financial statement for the Trust and investment management fees paid by each Portfolio.

 (2) A written quarterly monitoring statement containing an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

 (3) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly, detailed investment performance monitoring report, in writing, provided to an Independent Plan Fiduciary of such Plan showing Plan level asset allocations, Plan cash flow analysis and annualized risk adjusted rates of return for Plan investments. In addition, if required by such arrangement, Financial Consultants will meet periodically with Independent Plan Fiduciaries of Section 404(c) Plans to discuss the report as well as with eligible participants to review their accounts' performance.

 (4) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly participant performance monitoring report provided to a Plan participant which accompanies the participant's benefit statement and describes the investment performance of the Portfolios, the investment performance of the participant's individual investment in the TRAK Program, and gives market commentary and toll-free numbers that will enable the participant to obtain more information about the TRAK Program or to amend his or her investment allocations.

 (5) On a quarterly and annual basis, written disclosures to all Plans of the
(a) percentage of each Portfolio's brokerage commissions that are paid to Salomon Smith Barney and its affiliates and (b) the average brokerage commission per share paid by each Portfolio to Salomon Smith Barney and its affiliates, as compared to the average brokerage commission per share paid by the Trust to brokers other than Salomon Smith Barney and its affiliates, both expressed as cents per share.

 (m) Salomon Smith Barney shall maintain, for a period of six years, the records necessary to enable the persons described in paragraph (n) of this Section to determine whether the conditions of this exemption have been met, except that (1) a prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of Salomon Smith Barney and/or its affiliates, the records are lost or destroyed prior to the end of the six year period, and (2) no party in interest other than Salomon Smith Barney shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (n) below.

 (n)(1) Except as provided in section (2) of this paragraph and notwithstanding any provisions of subparagraphs (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (m) of this Section II shall be unconditionally available at their customary location during normal business hours by:

 (A) Any duly authorized employee or representative of the Department or the Service;

 (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

 (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

 (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

 (2) None of the persons described above in subparagraphs (B)-(D) of this paragraph (n) shall be authorized to examine the trade secrets of Salomon Smith Barney or commercial or financial information which is privileged or confidential.

Section III. Definitions

 For purposes of this exemption:

 (a) The term "Salomon Smith Barney" means Salomon Smith Barney Inc. and any affiliate of Salomon Smith Barney, as defined in paragraph (b) of this Section III.

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual);

 (2) Any individual who is an officer (as defined in Section III(d) hereof), director or partner in Salomon Smith Barney or a person described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney, or an affiliate described in subparagraphs(b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney is a 10 percent or more partner or owner.

 (c) An "Independent Plan Fiduciary" is a Plan fiduciary which is independent of Salomon Smith Barney and its affiliates and is either--

 (1) A Plan administrator, sponsor, trustee or named fiduciary, as the recordholder of Trust shares under a Section 404(c) Plan;

 (2) A participant in a Keogh Plan;

 (3) An individual covered under (i) a self-directed IRA or (ii) a Section 403(b) Plan, which invests in Trust shares;

 (4) A trustee, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section 404(c) of the Act; or

 (5) A participant in a Plan, such as a Section 404(c) Plan, who is permitted under the terms of such Plan to direct, and who elects to direct, the investment of assets of his or her account in such Plan.

 (d) The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policymaking function for the entity.

Section IV. Effective Dates

 This exemption is effective as of April 1, 2000 with respect to the amendments to Section II(i) and Section III(b) of this grant notice. In addition, this exemption is effective as of April 1, 2000 with respect to the inclusion of new
Section III(d) in the grant notice.

 The availability of this exemption is subject to the express condition that the material facts and representations contained in the application for exemption are true and complete and accurately describe all material terms of the transactions. In the case of continuing transactions, if any of the material facts or representations described in the applications change, the exemption will cease to apply as of the date of such change. In the event of any such change, an application for a new exemption must be made to the Department.

 For a more complete statement of the facts and representations supporting the Department's decision to grant PTE 92-77, PTE 94-50 and PTE 99-15, refer to the proposed exemptions and the grant notices which are cited above.

 Signed at Washington, D.C., this 31st day of August, 2000.

Ivan L. Strasfeld,
Director of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor.

[FR Doc. 00-22853 Filed 9-6-00; 8:45 am]

--------------------------------------------------------------------------------
DEPARTMENT OF LABOR

Pension and Welfare Benefits Administration

[Prohibited Transaction Exemption 2000-45; Exemption Application Nos. D-10809 and D-10865]

Grant of Individual Exemption to Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc. (Salomon Smith Barney), Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, U.S. Department of Labor (the Department).

ACTION: Notice of Technical Correction.
--------------------------------------------------------------------------------
 On September 7, 2000, the Department published in the Federal Register (65 FR 54315) a final exemption which amends and replaces PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds
(the Consulting Group).

 On page 54316 of the grant notice, the last sentence of the third paragraph of the Supplementary Information, erroneously refers to an effective date of July 10, 2000 with respect to Section III(d) of the grant notice. Thus, the sentence should be revised to read as follows:

 The Final Exemption is effective as of April 1, 2000 with respect to the amendments to Sections II(i) and III(b) of the grant notice and the inclusion of new Section III(d) of the grant notice.

 Also on page 54316 of the grant notice, clause (c) of Footnote 1, should be revised as follows to describe more accurately the purpose of the automated reallocation option:

 (c) adopted an automated reallocation option under the TRAK Program which would afford an Independent Plan Fiduciary the option of having his or her asset allocation adjusted automatically whenever the Consulting Group changes an allocation model;

FOR FURTHER INFORMATION CONTACT:
Ms. Jan D. Broady of the Department at (202) 219-8881. (This is not a toll-free number.)

Signed at Washington, DC, this 18th day of September, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, Department of Labor.

[FR Doc. 00-24388 Filed 9-21-00; 8:45 am]

TK 2088S

    For More Information





If you want more information about the Portfolio, the following resources are available upon request.

Annual and Semiannual Reports

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semiannual reports to shareholders. The Portfolio's annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

Investment Professional

The investor's Financial Consultant is available to answer questions about the Portfolio or the investor's overall asset allocation program.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the Portfolio by contacting their Financial Consultant, or by writing to the Portfolio's sub-transfer agent, PFPC

Global Fund Services, at:

   Consulting Group Capital Markets Funds
   c/o PFPC Global Fund Services
   P.O. Box 9699
   Providence, RI 02940-9699

   or by calling the Portfolios' transfer agent at 800-451-2010

Information about the Portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the Portfolio that is not in this prospectus, you should not rely upon that information. Neither the Portfolio nor the distributor is offering to sell shares of the Portfolio to any person to whom the Portfolio may not lawfully sell its shares.

Investment Company Act File No. 811-06318

                                                   SalomonSmithBarney

                                                   A member of citigroup [LOGO]
                                                   Salomon Smith Barney is a
                                                   service mark of Salomon
                                                   Smith Barney Inc.

   Salomon Smith Barney Inc. is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments and investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

   (R)2003 Salomon Smith Barney Inc.        TK         1/03

                               January   , 2003

                      STATEMENT OF ADDITIONAL INFORMATION

                    CONSULTING GROUP CAPITAL MARKETS FUNDS

                           S&P 500 INDEX INVESTMENTS

                               125 Broad Street
                           New York, New York 10004
                                (800) 451-2010

   This Statement of Additional Information supplements the information contained in the current Prospectus (the "Prospectus") of S&P 500 Index Investments (the "Portfolio"), a separate series of Consulting Group Capital
Markets Funds (the "Trust"), dated January   , 2003, and should be read in
conjunction with the Prospectus. The Trust is a series company that consists of the Portfolio and sixteen other portfolios offered in separate prospectuses. The Prospectus may be obtained by contacting any Financial Consultant of Salomon Smith Barney Inc. ("Salomon Smith Barney"), or by writing or calling the Trust at the address or telephone number listed above. This Statement of Additional Information (the "SAI"), although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

                                   CONTENTS

Trustees and Executive Officers of the Trust...............................  2
Investment Objectives, Management Policies and Risk Factors................  5
Investment Restrictions.................................................... 10
Portfolio Transactions..................................................... 11
Brokerage Commissions Paid to Salomon Smith Barney......................... 13
Portfolio Turnover......................................................... 13
Investment Management and Other Services................................... 14
Purchase of Shares......................................................... 18
Redemption of Shares....................................................... 18
Redemptions in Kind........................................................ 18
Net Asset Value............................................................ 19
Determination of Performance............................................... 20
Taxes...................................................................... 21
Distributor................................................................ 25
Custodians, Transfer Agent and Sub-Transfer Agent.......................... 25
Financial Statements....................................................... 25

    Capitalized terms used but not defined in this Statement of Additional
                                  Information
             have the meanings accorded to them in the Prospectus.

                 TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

   Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Portfolio and the companies that furnish services to the Portfolio, including agreements with the Portfolio's distributor, investment advisers, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's manager, The Consulting Group (the "Manager"), a division of Smith Barney Fund Management LLC ("SBFM").

   The names of the Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Portfolio. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. As of January 15, 2003, the Trustees and officers as a group, owned less than 1% of the outstanding shares of the Portfolio.

                                           Term of                                  Number of
                                           Office*                                  Portfolios
                                             and                                     in Fund
                             Position(s)   Length                                    Complex          Other
                              Held with    of Time     Principal Occupation(s)       Overseen     Directorships
Name, Address and Age           Trust      Served      During Past Five Years       by Trustee   Held by Trustee
---------------------      --------------- ------- -------------------------------- ---------- --------------------
NON-INTERESTED TRUSTEES:

H. John Ellis              Trustee          1999   Retired                             34      None
858 E. Crystal Downs Drive
Frankfort, MI 49635
Age: 75

Armon E. Kamesar           Trustee          1994   Chairman, TEC International;        34      InterOcean Systems
7328 Country Club Dr.                              Trustee, U.S. Bankruptcy Court              Inc.
La Jolla, CA 92037
Age: 74

Stephen E. Kaufman         Trustee          1991   Attorney                            62      None
Stephen E. Kaufman, PC Co.
277 Park Ave., 47th Fl.
New York, NY 10172
Age: 70

John J. Murphy             Trustee          2002   President, Murphy Capital           34      Barclays
123 Prospect Street                                Management                                  International Funds
Ridgewood, NJ 07450                                                                            Group Ltd. and
Age: 58                                                                                        affiliated companies

INTERESTED TRUSTEE:

R. Jay Gerken*             Trustee,         2002   Managing Director of Salomon        226     None
Salomon Smith Barney       Chairman and            Smith Barney
399 Park Avenue            Chief Executive
New York, NY 10022         Officer
Age: 51

OFFICERS:

Lewis E. Daidone           Senior Vice      1994   Managing Director of Salomon        N/A     N/A
Salomon Smith Barney       President and           Smith Barney; Chief
125 Broad Street, 11th Fl. Chief                   Administrative Officer of Smith
New York, NY 10004         Administrative          Barney Mutual Funds; Director
Age: 44                    Officer                 and Senior Vice President of
                                                   SBFM and TIA

Irving P. David            Treasurer and    2002   Director of Salomon Smith Barney    N/A     N/A
Salomon Smith Barney       Chief Financial
125 Broad Street, 10th Fl. Officer
New York, NY 10004
Age: 40

                                                                             Number of
                                     Term of                                 Investment
                                     Office*                                 Companies
                                       and                                    in Fund
                         Position(s) Length                                   Complex        Other
                          Held with  of Time     Principal Occupation(s)      Overseen   Directorships
Name, Address and Age       Trust    Served      During Past Five Years      by Trustee Held by Trustee
---------------------    ----------- ------- ------------------------------- ---------- ---------------
Christina T. Sydor       Secretary    1994   Managing Director of Salomon       N/A           N/A
Salomon Smith Barney                         Smith Barney; General Counsel
300 First Stamford Place                     and Secretary of SBFM and TIA
Stamford, CT 06902
Age: 51

Frank L. Campanale       Investment   1996   Executive Vice President and       N/A           N/A
The Consulting Group     Officer             Chief Executive Officer of The
222 Delaware Avenue                          Consulting Group
Wilmington, DE 19801
Age: 51

Paul M. Hatch            Investment   2001   Executive Vice President and       N/A           N/A
The Consulting Group     Officer             Chief Operating Officer of The
222 Delaware Avenue                          Consulting Group
Wilmington, DE 19801
Age: 44

LeRoy T. Pease           Investment   1996   First Vice President of Salomon    N/A           N/A
The Consulting Group     Officer             Smith Barney
222 Delaware Avenue
Wilmington, DE 19801
Age: 42

Stephen M. Hagan         Investment   1997   First Vice President of Salomon    N/A           N/A
The Consulting Group     Officer             Smith Barney
222 Delaware Avenue
Wilmington, DE 19801
Age: 33

--------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.

   For the calendar year ended December 31, 2002, the trustees of the Trust beneficially owned equity securities of any Portfolio of the Trust and of all funds in the Smith Barney family of investment companies for which they served as a trustee or director within the dollar ranges presented in the table below:

                      Dollar Range
                      of Equity      Aggregate Dollar Range of Equity
                      Securities in  Securities in all Registered Investment
                      the Portfolios Companies overseen by Trustee
   Name of Trustee    of the Trust   in Family of Investment Companies
   ---------------    -------------- ---------------------------------------
   H. John Ellis..... Over $100,000  Over $100,000
   Armon E. Kamesar.. None           None
   Stephen E. Kaufman None           None
   John J. Murphy.... None           None
   R. Jay Gerken..... None           None

   As of December 31, 2002, none of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act ("Independent Trustees"), or his or her immediate family members, owned beneficially, or of record, any securities in the Manager or principal underwriter of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Manager, investment advisers or principal underwriter of the Trust.

   The Trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Trustees of the Trust, namely Messrs. Ellis, Kamesar, Kaufman and Murphy.

   In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Trust, its adviser and affiliates by the independent public accountants. During the Trust's most recent fiscal year, the Audit Committee met two times.

   The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by the Portfolio's shareholders if a vacancy occurs. Shareholders who wish to recommend a nominee should send nominations to the Trust's Secretary. The Nominating Committee met one time during the Trust's most recent fiscal year.

   As of January 15, 2003, the Trustees and officers as a group owned, of record, less than 1% of the outstanding common stock of the Trust. As of January 15, 2003, the following shareholders owned of record or beneficially 5% or more of shares of the Portfolio:

      Smith Barney Corporate Trust Company
      c/o SEI Private Trust Company
      1 Freedom Valley Drive
      Oaks, PA 19456
      Owned 1,178,261.883 shares (27.1224%)

      Smith Barney Corporate Trust Company
      c/o SEI Private Trust Company/CitiStreet
      1 Freedom Valley Drive
      Oaks, PA 19456
      Owned 361,897.787 shares (8.3305%)

   Remuneration. No director, officer or employee of Salomon Smith Barney, SBFM or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Salomon Smith Barney, the Manager, any adviser of the Portfolio, SBFM or any of their affiliates a fee of $32,000 per annum plus $1,000 per meeting attended. The Trust reimburses the Trustees for travel and out-of-pocket expenses to attend meetings of the Board. For the calendar year ended December 31, 2001, such fees and expenses totaled $29,155.

   For the fiscal year ended August 31, 2002, the Trustees of the Trust were paid the following compensation:

                                                                       Total
                                        Pension or         Total     Number of
                                    Retirement Benefits Compensation Portfolios
                       Aggregate    Accrued as Expense   From Fund   Served in
 Name               Compensation***      of Trust         Complex*    Complex
 ----               --------------- ------------------- ------------ ----------
 R. Jay Gerken**...        None            None               None      226
 H. John Ellis.....     $16,567            None           $ 52,132       34
 Armon E. Kamesar..     $21,409            None           $ 51,932       34
 Stephen E. Kaufman     $21,721            None           $115,000       62
 John J. Murphy....     $10,629            None               None       34

--------
*   For calendar year ended December 31, 2001.
**  Designates "interested person" of the Trust.
*** The total aggregate compensation for the fiscal year ended August 31, 2002, for Trustees Emeritus was $16,661.

   At the end of the year in which they attain age 80, fund directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to fund directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the last fiscal year, aggregate compensation paid to Trustees Emeritus was $16,661. Messrs. Gerken and Murphy became Trustees on March 6, 2002.

          INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

   The Portfolio is a diversified, open-end management investment company. The Prospectus discusses the investment objectives of the Portfolio, a separate series of the Trust, and the policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies. The Portfolio may rely upon the independent advice of respective investment advisers (separately a "Subadviser", collectively, the "Subadvisers") to evaluate potential investments.

   The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the S&P 500 Index. The Portfolio intends to invest in substantially all of the stocks that comprise the S&P 500 Index. The Portfolio operates as a "pure" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from its portfolio. The Portfolio will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 Index as possible, given the amount of assets in the Portfolio at that time.

   Other Investment Companies. The Portfolio may invest in the securities of other investment companies to the extent such investments are consistent with the Portfolio's investment objectives and policies and permissible under the 1940 Act. Under the 1940 Act, a Portfolio may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the Portfolio's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Portfolio, or (iii) more than 5% of the Portfolio's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The Portfolio will not invest in other investment companies for which the Subadvisers or any of their affiliates act as an investment adviser or distributor.

   The Portfolio may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index ("Exchange Traded Funds").

   The Portfolio, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Portfolio's own operations.

   Short Sales. The Portfolio may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio borrows the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Portfolio's custodian in a special custody account), to the extent necessary to collateralize the broker and to meet margin requirements, until the short position is closed out. The Portfolio will also incur transaction costs in effecting short sales.

   The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Portfolio over the price at which it was sold short will result in a loss to the Portfolio, and there can be no assurance that the Portfolio will be able to close out the position at any particular time or at an acceptable price. Thus the Portfolio's losses on short sales are potentially unlimited.

   Whenever the Portfolio engages in short sales, it maintains cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The assets so maintained are marked to market daily.

   Management currently intends to limit the Portfolio's short sales to shares issued by Exchange Traded Funds. Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. Utilizing this strategy will allow the Subadviser to adjust the Portfolio's exposure in a particular sector, in a cost effective and convenient manner, without having to sell the Portfolio's holdings of individual stocks in that sector.

   Foreign Securities. The Portfolio may purchase common stocks of foreign corporations represented in the S&P 500 Index (such securities are publicly traded on securities exchanges or over-the-counter in the United States). The Portfolio's investment in common stock of foreign corporations represented in the S&P 500 Index may also be in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities and are designated for use in the U.S. Securities markets.

   Risks of Non-U.S. Investments. To the extent the Portfolio invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a Portfolio's portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of a Portfolio's investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

   Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A Portfolio's investment performance may be negatively affected by a devaluation of a currency in which the Portfolio's investments are quoted or denominated. Further, a Portfolio's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

   Custodian Services and Related Investment Costs. Custodian services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Portfolio to make intended securities purchases because of settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio because of a subsequent decline in value of the portfolio security or could result in possible liability to the Portfolio. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Portfolio against loss or theft of its assets.

   Futures Contracts and Related Options. The Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts. These contracts will be used for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities the Portfolio intends to purchase. The Portfolio will not use futures for speculative purposes.

   The Portfolio will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will not exceed the sum of cash, short-term U.S. debt obligations or other high quality obligations set aside for this purpose.

   The Portfolio may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to the Subadviser's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

   The Portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Portfolio. Futures and options positions are marked to the market daily and the Portfolio may be required to make subsequent "variation" margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Portfolio.

   Options on Securities Indices. The Portfolio may purchase put and call options on the S&P 500 Index. The Portfolio may also enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased. The Portfolio will not use options for speculative purposes. The Portfolio may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written.

   Transactions by the Portfolio in options on securities indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of those limits, and it may impose certain other sanctions.

   The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

   In addition to the risks of imperfect correlation between the Portfolio's holdings and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

   Money Market Instruments. The Portfolio may invest up to 10% of its assets in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

   When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities, including U.S. Government Securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Portfolio prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

   Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The Portfolio may enter into repurchase agreements with respect to U.S. Government Securities with member banks of the Federal Reserve System and certain non-bank dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio's Subadviser, acting under the supervision of the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. A Portfolio will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by the Portfolio, exceeds 15% of the Portfolio's total assets. In entering into a repurchase agreement, the Portfolio bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

   Borrowing. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than otherwise would be the case.

   Lending Portfolio Securities. Consistent with applicable regulatory requirements, the Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Salomon Smith Barney unless the Portfolio has applied for and received specific authority to do so from the SEC. A Portfolio's loan of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The Portfolio will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, a Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and is acting as a "finder." The Portfolio will comply with the following conditions whenever it loans securities: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral;
(iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

   Illiquid Securities. The Portfolio will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the Subadviser. The Subadvisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors the Subadvisers' application of these guidelines and procedures. The inability of a Portfolio to dispose of illiquid investments readily or at reasonable prices could impair the Portfolio's ability to raise cash for redemptions or other purposes.

   Temporary Investments. For temporary defensive purposes, during periods when a Subadviser of the Portfolio, in consultation with the Manager, believes that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest its assets in the following money market instruments: U.S. Government Securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit ("CD's) and bankers' acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. The Portfolio's U.S. dollar-denominated temporary investments are managed by SBFM. The Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. The Portfolio's investment in any other short-term debt instruments would be subject to the Portfolio's investment objectives and policies, and to approval by the Trust's Board of Trustees. For further discussion regarding money market instruments, see the section entitled, "Money Market Instruments" above.

                            INVESTMENT RESTRICTIONS

   The investment restrictions numbered 1 through 8 below have been adopted by the Trust as fundamental policies of the Portfolio. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Portfolio, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at a Portfolio meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. Investment restrictions 9 through 13 may be changed by a vote of a majority of the Board of Trustees at any time.

   Under the investment restrictions adopted by the Portfolios:

      1. The Portfolio will not deviate from the definition of a "diversified company" as defined in the 1940 Act and rules thereunder.

      2. The Portfolio will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. Government Securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      3. The Portfolio will not issue "senior securities" as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      4. The Portfolio will not borrow money, except that (a) a Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) a Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

      5. The Portfolio will not make loans. This restriction does not apply to:
   (a) the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and
   (c) loans of its portfolio securities.

      6. The Portfolio will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent a Portfolio from (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

      7. The Portfolio will not engage in the business of underwriting securities issued by other persons, except to the extent that a Portfolio may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.

      8. The Portfolio will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by a Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

      9. The Portfolio will not invest in oil, gas or other mineral leases or exploration or development programs.

      10. The Portfolio will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except that the Portfolio may engage in short sales on shares issued by Exchange Traded Funds, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      11. The Portfolio will not make investments for the purpose of exercising control or management.

      12. The Portfolio will not purchase any security of a registered investment company if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), the Portfolio would own more than 3% of any registered investment company's outstanding voting stock; more than 5% of the value of the Portfolio's total assets would be invested in securities of any one registered investment company; or more than 10% of the Portfolio's total assets would be invested in registered investment companies in general.

      13. The Portfolio will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid (except that Multi-Sector Fixed Income Investments will not invest more than 15% of its net assets in securities that are illiquid).

   The percentage limitations contained in the restrictions listed above (other than with respect to Number 4 above) apply at the time of purchase of securities.

   Department of Labor ("DOL") Exemption. The Trust may offer shares of its Portfolios to certain employee benefit plans, individual retirement accounts ("IRAs"), or retirement plans for a self-employed individual ("Keogh Plans"). Since the Trust may offer shares of its Portfolios to these plans, it is subject to regulation by the DOL and the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Salomon Smith Barney has received a DOL exemption covering certain transactions in shares of the Portfolios. The full text of the DOL exemption may be found in Annex B of the Prospectus. The DOL exemption includes, among other things, a limitation on investments in the securities of affiliates of Salomon Smith Barney, including Citigroup Inc. ("Citigroup"), of one percent of a Portfolio's net assets. However, this percentage limitation may be exceeded where the amount held by the Subadviser is used to replicate an established third party index.

                            PORTFOLIO TRANSACTIONS

   Decisions to buy and sell securities for the Portfolio are made by the Subadviser(s), subject to the overall review of the Manager and the Board of Trustees. Although investment decisions for the Portfolio are made independently from those of the other accounts managed by a Subadviser, investments of the type that the Portfolio may make also may be made by those other accounts. When the Portfolio and one or more other accounts managed by a Subadviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Subadviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or disposed of by the Portfolio.

   Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities generally are purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

   In selecting brokers or dealers to execute securities transactions on behalf of the Portfolio, its Subadviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Subadviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement (as defined below) between the Trust and the Subadviser authorizes the Subadviser, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) provided to the Portfolio and/or other accounts over which the Subadviser or its affiliates exercise investment discretion. In doing so, the Portfolio may pay higher commission rates than the lowest available when the Subadviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Subadviser receives research services from many broker-dealers with which the Subadviser places portfolio trades. The Subadviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to a Subadviser in advising various of its clients (including a Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The fees under the Management Agreement and the Advisory Agreements, respectively, are not reduced by reason of a Portfolio's Subadviser receiving brokerage and research services. As noted above, a Subadviser may purchase new issues of securities for a Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other Subadviser clients, and the Subadviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the National Association of Securities Dealers has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

   The Board of Trustees will periodically review the commissions paid by the Portfolio to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Portfolio. Over-the-counter purchases and sales by the Portfolio are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

   To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees has determined that transactions for the Portfolio may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of its Subadviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate.

   The Portfolios will not purchase any security, including U.S. Government Securities or Obligations, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.

   The Portfolios may use Salomon Smith Barney and other affiliated broker-dealers as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the Subadviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate. Salomon Smith Barney has agreed to charge the Portfolios commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable accounts.

              BROKERAGE COMMISSIONS PAID TO SALOMON SMITH BARNEY

   The following table sets forth certain information regarding the Portfolio's payment of brokerage commissions for the fiscal year ended August 31, 2002:

                                                                                         % of Total
                                                                           % of Total   Dollar Amount
                                                                            Brokerage  of Transactions
                                                               Commissions Commissions    Involving
                                                                 paid to     paid to     Commissions
                                                      Total      Salomon     Salomon       Paid to
                                                    Brokerage     Smith       Smith     Salomon Smith
Portfolio                                          Commissions   Barney      Barney        Barney
---------                                          ----------- ----------- ----------- ---------------
S&P 500 Index Investments.........................      $           $             %             %

   The following table sets forth certain information regarding the Portfolio's payment of brokerage commissions for the fiscal year ended August 31, 2001:

                                                                                         % of Total
                                                                           % of Total   Dollar Amount
                                                                            Brokerage  of Transactions
                                                               Commissions Commissions    Involving
                                                                 paid to     paid to     Commissions
                                                                 Salomon     Salomon       Paid to
                                                      Total       Smith       Smith     Salomon Smith
                                                    Brokerage  Barney and  Barney and    Barney and
Portfolio                                          Commissions Affiliates  Affiliates    Affiliates
---------                                          ----------- ----------- ----------- ---------------
S&P 500 Index Investments.........................   $92,981       $0           0%            0%

   The following table sets forth certain information regarding the Portfolio's payment of brokerage commissions for the fiscal year ended August 31, 2000:

                                                                                              % of Total
                                                                                % of Total   Dollar Amount
                                                                                 Brokerage  of Transactions
                                                                    Commissions Commissions    Involving
                                                                      paid to     paid to     Commissions
                                                                      Salomon     Salomon       Paid to
                                                           Total       Smith       Smith     Salomon Smith
                                                         Brokerage  Barney and  Barney and    Barney and
Portfolio                                               Commissions Affiliates  Affiliates    Affiliates
---------                                               ----------- ----------- ----------- ---------------
S&P 500 Index Investments..............................   $31,840       $0           0%            0%

                              PORTFOLIO TURNOVER

   The Portfolio does not intend to seek profits through short-term trading. Nevertheless, the Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions.

   A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Since the Portfolio is authorized to engage in transactions in options, it may experience increased portfolio turnover under certain market conditions as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a Portfolio (because of appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Portfolio's securities that are included in the computation of turnover were replaced once during a period of one year.

   Certain practices that may be employed by a Portfolio could result in high portfolio turnover. Ordinarily, securities will be sold from the Portfolio only to reflect administrative changes in the S&P 500 Index (including mergers or changes in the composition of the Index) or to accommodate cash flows into and out of the Portfolio while maintaining the similarity of the Portfolio to the Index. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of a Portfolio's shares as well as by requirements that enable a Portfolio to receive favorable tax treatment.

   The Portfolio's portfolio turnover rates for the last two fiscal years were as follows:

                                       Year Ended      Year Ended
           Portfolio                 August 31, 2002 August 31, 2001
           ---------                 --------------- ---------------
           S&P 500 Index Investments       57%             175%

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

   Manager; Subadvisers; Administrator. The Manager serves as investment manager to the Trust pursuant to an investment management agreement ("Management Agreement"). The Subadviser serves as investment adviser to the Portfolio pursuant to a separate written agreement with the Portfolio ("Advisory Agreement"). SBFM serves as administrator to the Portfolio pursuant to a written agreement ("Administration Agreement").

   The Portfolio bears its own expenses, which generally include all costs not specifically borne by the Manager, the Subadviser, and SBFM. Included among the Portfolio's expenses are costs incurred in connection with the Portfolio's organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; the costs of regulatory compliance; and costs associated with maintaining the Trust's legal existence and shareholder relations. As administrator, SBFM generally oversees all aspects of the Trust's administration and operations, including furnishing the Trust with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust; preparing reports to the Trust's shareholders; and preparing tax returns, reports to and filings with the SEC and state blue sky authorities.

   Under the Management Agreement, the Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SBFM pays the Subadviser, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The Subadviser, as well as the maximum allowable annual management fee and advisory fee paid by SBFM to each Subadviser are indicated below:

                                                                       Maximum
                                                        Subadviser Allowable Annual
Portfolio                 Subadviser                       Fee      Management Fee
---------                 ----------                    ---------- ----------------
S&P 500 Index Investments Barclays Global Fund Advisors    0.02%         0.02%

   For the fiscal year ended August 31, 2002 the Portfolio accrued investment management and administration fees as follows:

                                      Management Administration
                Portfolio                Fee          Fee
                ---------             ---------- --------------
                S&P Index Investments   $6,208      $31,039

   For the fiscal year ended August 31, 2002, management, administration and custody fees, in the aggregate, were waived as follows: $31,039 and SBFM reimbursed expenses of $39,261.

   For the fiscal years ended August 31, 2001 and 2000 the Portfolio accrued investment management and administration fees as follows:

                              2001         2001         2000         2000
                           ---------- -------------- ---------- --------------
                           Management Administration Management Administration
 Portfolio                    Fee          Fee          Fee          Fee
 ---------                 ---------- -------------- ---------- --------------
 S&P 500 Index Investments   $8,447      $42,235       $5,314         $0

   For the fiscal year ended August 31, 2001, management, administration and custody fees, in the aggregate, were waived as follows: $142,185.

   For the fiscal year ended August 31, 2000, management, administration and custody fees, in the aggregate, were waived as follows: $26,570.

   The Manager has agreed to waive a portion of the fees otherwise payable to it by certain of the Trust's Portfolios so that the Manager would retain, as its annual management fee, no more than 0.80% of each such Portfolio's average daily net assets.

   SBFM, through its predecessors, was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware Limited Liability Company in 1999. SBFM is a registered investment adviser. SBFM renders investment advice to investment companies that had aggregate assets under management as of November 30, 2002 in excess of $100 billion. The Consulting Group, a division of SBFM, has extensive experience in providing investment adviser selection services. The Consulting Group, through its predecessors, was established in 1973 with the primary objective of matching the investment needs of institutional and individual clients with appropriate and qualified money management organizations throughout the nation. In 1989, the Consulting Services Division was restructured and its research and investment advisory evaluation services functions were segregated and named the Consulting Group. The Consulting Group's analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. These analysts rely on the Manager's comprehensive database of money management firms, through which the Manager tracks the historic and ongoing performance of over 800 of the more than 16,000 registered investment advisers, and annually conducts over 300 on-site evaluation visits to advisors. As of September 30, 2002, the Consulting Group provided services with respect to over $ 201.3 billion in client assets representing approximately 674,144 separate accounts under a variety of programs designed for individual and institutional investors.

   The Manager and the Subadviser pay the salaries of all officers and employees who are employed by them and the Trust, and the Manager maintains office facilities for the Trust. The Manager and the Subadviser bear all expenses in connection with the performance of their respective services under the Management Agreement, the Advisory Agreement, and the Administration Agreement.

   As noted in the Prospectus, subject to the supervision and direction of the Manager and, ultimately, the Board of Trustees, the Subadviser manages the securities held by the Portfolio it serves in accordance with that Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.

   Management Agreements and Advisory Agreements have an initial term of two years and continue in effect thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the independent trustees of the Portfolio's board with such independent trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. In approving the continuation of the Management Agreements and the Portfolio's Advisory Agreements, the board, including the independent trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the manager or its affiliates in connection with providing services to the Trust, compared to the fees charged by the manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the manager with respect to the Portfolio. The board also considered the Portfolio's performance relative to a selected peer group and to other benchmarks, the expense ratio of the Portfolio in comparison to other funds of comparable size and other factors. Specifically, the board noted information received at regular meetings throughout the year related to Portfolio performance and manager services, and benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as research services received by the manager from broker/dealers who execute transactions on behalf of the Portfolio. After requesting and reviewing such information as they deemed necessary, the board concluded that the continuation of the Management Agreements and Advisory Agreements were in the best interests of the Trust and its shareholders. No single factor reviewed by the board was identified by the board as the principal factor in determining to renew the Management Agreements and Advisory Agreements with the manager. The independent trustees were advised by separate independent legal counsel throughout the process. The Trust or the manager may terminate the Management Agreements and Advisory Agreements on sixty days' written notice without penalty. The Management Agreements and Advisory Agreements will terminate automatically in the event of assignment (as defined in the 1940 Act).

   Subject to the supervision and direction of the Board of Trustees, the Manager provides to the Trust investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Portfolios and thereafter monitoring each Subadviser's performance through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with Subadvisers. In evaluating prospective Subadvisers, the Manager considers, among other factors, each Subadviser's level of expertise, relative performance and consistency of performance over a minimum period of five years, level of adherence to investment discipline or philosophy, personnel, facilities, financial strength and quality of service and client communications. The Manager has responsibility for communicating performance expectations and evaluations to Subadvisers and ultimately recommending to the Board of Trustees whether Subadvisers' contracts should be renewed, modified or terminated. The Manager provides written reports to the Board of Trustees regarding the results of its evaluations and monitoring functions. The Manager is also responsible for conducting all operations of the Trust except those operations contracted to the Subadviser, custodian, transfer agent or administrator.

   Investors should be aware that the Manager may be subject to a conflict of interest when making decisions regarding the retention and compensation of particular Subadvisers. However, the Manager's decisions, including the identity of a Subadviser and the specific amount of the Manager's compensation to be paid to a Subadviser, are subject to review and approval by a majority of the Board of Trustees and separately by a majority of the Trustees who are not affiliated with the Manager or any of its affiliates.

   Investors should also be aware that through Smith Barney Advisory Services, the Consulting Group serves as investment adviser to each participant in such service and receives a fee from each participant that does not vary based on the Portfolios of the Trust recommended for the participant's investments. At the same time, the Consulting Group serves as the Trust's Manager with responsibility for identifying, retaining, supervising and compensating each Portfolio's Subadviser and receives a fee from each Portfolio of the Trust. The portion of such fee that is retained by the Manager varies based on the Portfolio involved. Consequently, the Consulting Group, when making asset allocation recommendations for participants in Smith Barney Advisory Services, may be presented with a conflict of interest as to the specific Portfolios of the trust recommended for investment. The Consulting Group, however, is subject to and intends to comply fully with standards of fiduciary duty that require that it act solely in the best interest of the participant when making investment recommendations.

   The Trust has received an exemption (the "Exemption") from certain provisions of the 1940 Act that would otherwise require the Manager to obtain formal shareholder approval prior to engaging and entering into investment advisory agreements with Subadvisers. The Exemption is based on among other things: (1) the Manager will select, monitor, evaluate and allocate assets to the Subadvisers and ensure that the Subadvisers comply with a Portfolio's investment objective, policies and restrictions;
(2) shares of a Portfolio relying on the Exemption will not be subject to any sales loads or redemption fees or other charges for redeeming shares; (3) the Trust will provide to shareholders certain information about a new Subadviser and its investment advisory contract within 90 days of the engagement of a new Subadviser; (4) the Trust will disclose in its prospectus the terms of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each investment advisory contract in the manner required under the 1940 Act. Any changes to the Management Agreement between the Trust and the Manager still require shareholder approval.

Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, each of the Trust, its investment manager and each subadviser and principal underwriter has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by a Portfolio of the Trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

   A copy of each of the Trust's, principal underwriter's, investment manager's and subadviser's code of ethics is on file with the SEC.

Auditors

   KPMG LLP, 757 Third Avenue, New York, New York 10017, currently serves as the independent auditors of the Trust and rendered an opinion on the Trust's most recent financial statements and financial highlights.

   Organization of the Trust. The Trust has been organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 12, 1991, as amended from time to time (the "Trust Agreement").

   In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. PFPC Global Fund Services maintains a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trust-wide basis, except with respect to continuation of the Advisory Agreements, in which case shareholders vote by Portfolio.

   Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                              PURCHASE OF SHARES

   Purchases of shares of the Portfolio through an Advisory Service must be made through a brokerage account maintained with Salomon Smith Barney. Payment for Portfolio shares must be made by check directly to Salomon Smith Barney or to a broker that clears securities transactions through Salomon Smith Barney. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of a Portfolio.

   Shares of the Portfolio are available exclusively to participants in Advisory Services and certain asset based fee programs and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Advisory Services generally provide investment advice in connection with investments among the Trust's Portfolios by identifying the investor's risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets among the Portfolios that conform to those tolerances and objectives in a written recommendation; and providing, on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. Usually under an Advisory Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser.

   The TRAK(R) Personalized Investment Advisory Service ("TRAK") sponsored by Salomon Smith Barney is one such advisory service. Under the TRAK program, the Consulting Group, in its capacity as investment adviser to participants in TRAK, generally directly provides to investors asset allocation recommendations and related services with respect to the Portfolios based on an evaluation of an investor's investment objective and risk tolerances. Shares of the Portfolios are offered for purchase and redemption at their respective net asset value next determined, without imposition of any initial or contingent deferred sales charge except that the Consulting Group is paid directly by the investors purchasing Portfolio shares based on the recommendation of investment advisers other than the Consulting Group, and investors who contract with the Consulting Group for services other than those described above, pay, in lieu of TRAK charges, different fees for different levels of services as agreed upon with their investment advisers.

                             REDEMPTION OF SHARES

   Detailed information on how to redeem shares of the Portfolio is included in the Prospectus. The right of redemption of shares of the Portfolio may be suspended or the date of payment postponed (i) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets a Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of a Portfolio's shareholders.

                              REDEMPTIONS IN KIND

   If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

                                NET ASSET VALUE

   The Portfolio's net asset value per share is calculated by SBFM on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday. On those days, securities held by the Portfolio may nevertheless be actively traded and the value of the Portfolio's shares could be significantly affected.

   Net asset value per share is determined as of the close of trading on the NYSE and is computed by dividing the value of a Portfolio's net assets by the total number of its shares outstanding. Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating a Portfolio's net asset value at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange as reported to a Portfolio or, if no sales occurred during the day, these investments are quoted at the mean between the current bid and ask prices. A security that is listed or traded on more than one exchange is valued for purposes of calculating a Portfolio's net asset value at the quotation on the exchange determined to be the primary market for the security. Debt securities of U.S. issuers (other than U.S. Government Securities and short-term investments) are valued by SBFM after consultation with an independent pricing service. When, in the judgment of the pricing service, quoted bid prices are available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and ask prices. Investments for which no readily obtainable market quotations are available, in the judgment of the pricing service, are carried at market value as determined by using various pricing matrices. The procedures of the pricing service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees. An option written by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

   All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by a recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board of Trustees. In carrying out the Board's valuation policies, SBFM may consult with an independent pricing service retained by the Trust.

   The valuation of the securities held by a Portfolio in U.S. dollar-denominated securities with less than 60 days to maturity are based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                         DETERMINATION OF PERFORMANCE

Average Annual Total Return

   From time to time, the Trust may advertise the Portfolio's "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period and is reduced by the maximum Salomon Smith Barney Advisory Service fee during the measuring period. The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by a Portfolio during the period are reinvested in shares of that Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolios' operations or on a year-by-year basis). Aggregate total returns also may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

   In reports or other communications to shareholders or in advertising material, a Portfolio may quote total return figures that do not reflect Salomon Smith Barney Advisory Service fees (provided that these figures are accompanied by standardized total return figures calculated as described above), as well as compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. The performance information also may include evaluations of a Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

   A Portfolio's average annual total return figures are computed according to a formula prescribed by the SEC, expressed as follows:

                                P(1+T)/n/ = ERV

Where:
     P =   a hypothetical initial payment of $1,000

     T =   average annual total return, including the effect of the maximum annual fee for participation in TRAK.

     n =   number of years

   ERV =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and the effect of the maximum annual fee for participation in TRAK.

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

   A Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio. A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Portfolio with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Portfolio's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

   Comparative performance information may be used from time to time in advertising the Portfolios' shares, including data from Lipper, Inc., S&P 500, the Dow Jones Industrial Average and other industry publications.

   The Portfolio's average annual total returns without the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:

                                                         From             From
                                                   September 1, 2001   Inception*
                                                        through          through
Portfolio                                           August 31, 2002  August 31, 2002
---------                                          ----------------- ---------------
S&P 500 Index Investments.........................     (18.60)%         (10.40)%

--------
*  The Portfolio commenced operations on October 1, 1999.

   The Portfolio's average annual total returns with the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:

                                                         From             From
                                                   September 1, 2001   Inception*
                                                        through          through
Portfolio                                           August 31, 2002  August 31, 2002
---------                                          ----------------- ---------------
S&P 500 Index Investments.........................     (19.81)%          (11.73)%

--------
*   The Portfolio commenced operations on October 1, 1999.

Average Annual Total Return (After Taxes on Distributions)

   From time to time a Portfolio may include after-tax performance information in advertisements. To the extent a Portfolio includes such information, it will be computed according to the following formulas:

     P(1 + T)/n/=ATV\\D\\

     Where:  P        =   a hypothetical initial payment of $1,000.
             T        =   average annual total return (after taxes on
                          distributions).
             n        =   number of years.
             ATV\\D\\ =   ending value of a hypothetical $1,000 investment
                          made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
                          (or fractional portion thereof), after taxes on distributions but not after taxes on redemptions.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

    P(1 + T)/n/=ATV\\DR\\

    Where:  P         =   a hypothetical initial payment of $1,000.
            T         =   average annual total return (after taxes on
                          distributions and redemption).
            n         =   number of years.
            ATV\\DR\\ =   ending value of a hypothetical $1,000 investment
                          made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
                          (or fractional portion thereof), after taxes on distributions and redemptions.

                                     TAXES

   The following is a summary of certain U.S. federal income tax considerations that may affect the Portfolio and its shareholders. In addition to the considerations described below, there may be other federal, state, local or foreign tax applications to consider. The summary does not address all of the potential federal income tax consequences that may be applicable to a Portfolio or to all categories of investors, some of which may be subject to special tax rules. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Portfolio. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

   The Portfolio intends to continue to qualify in each year as a separate "regulated investment company" under the Code, by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. Provided that a Portfolio (i) is a regulated investment company and (ii) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, any excess of its net short-term capital gain over its net long-term capital loss) for a taxable year and 90% of its tax-exempt interest income (reduced by certain expenses for that year), it will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders in compliance with the Code's timing and other requirements.

   If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio's distributions, to the extent derived from its current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as a long-term capital gain or as tax-exempt interest. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

   In order to avoid the application of a 4% nondeductible federal excise tax on certain undistributed amounts of ordinary income and capital gains, a Portfolio may make an additional distribution shortly before or shortly after December 31 in each year of any undistributed ordinary income or capital gains. The Portfolio generally will seek to pay any additional dividends and distributions necessary to avoid the application of this tax.

   As described above, the Portfolio may invest in certain types of forward contracts, options and futures contracts. The Portfolio anticipates that these investment activities will not prevent it from qualifying as a regulated investment company.

   A Portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by that Portfolio (i.e., may affect whether gains or losses are ordinary or capital and, if capital, the extent to which they are long-term or short-term), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require a Portfolio to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), and (ii) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes that are referred to above. Each Portfolio will monitor its transactions, will make the appropriate tax elections, if any, and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and seek to prevent disqualification of the Portfolio as a regulated investment company.

   As a general rule, a Portfolio's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Portfolio has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Gains or losses on the sale of debt securities denominated in a foreign currency may be re-characterized as ordinary income or losses, as described below.

   The Portfolio expects to realize a significant amount of net long-term capital gains that will be distributed as described in the Prospectus. Distributions of net realized long-term capital gains ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed to the shareholders after the close of the Portfolio's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share held for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, shall be treated as a long-term capital loss.

   Dividends or other income (including, in some cases, capital gains) received by a Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A Portfolio will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to deductions or credits for such taxes on their own tax returns.

   A Portfolio may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies or partnerships or trusts in which the Portfolio invests or to certain options, futures or forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to a Portfolio's investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Portfolio may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

   A Portfolio is permitted to carry forward any unused capital losses to be utilized to offset its capital gains realized during the eight-year period following the year in which the losses arose, which will reduce the net realized capital gains (if any) required to be distributed to shareholders for those years.

   On August 31, 2002, the unused capital loss carryover was approximately $79,000. For federal income tax purposes, these amounts are available to be applied against future capital gains of the Portfolio that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

                                               August 31,
                                -----------------------------------------
      PORTFOLIO                 2003 2004 2005 2006 2007 2008 2009  2010
      ---------                 ---- ---- ---- ---- ---- ---- ---- ------
      S&P 500 Index Investments  --   --   --   --   --   --   --  79,000

  Dividends and Distributions

   For federal income tax purposes, taxable dividends declared by the Portfolio in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be taxable to shareholders as if they were paid on December 31 of the year in which they are declared rather than in the year in which shareholders actually receive the dividends.

   As a general rule, a shareholder's gain or loss on a redemption or other disposition of Portfolio shares that is treated as a sale under the Code will be a long-term capital gain or loss if the shareholder has held his or her Portfolio shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Portfolio shares for one year or less.

   A Portfolio may realize net long-term capital gains. Distributions of "capital gain dividends" will be taxable to shareholders as long-term capital gains, regardless of whether received in cash or reinvested in additional shares or how long a shareholder has held Portfolio shares. If a shareholder receives a capital gain dividend with respect to any share and redeems, sells or otherwise disposes of the share before it has been held for more than six months, then any loss, to the extent of the capital gain dividend, will be treated as a long-term capital loss. Additionally, any loss realized on a redemption, exchange or other disposition of Portfolio shares generally will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares.

   Dividends paid from taxable net investment income and distributions of any excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Portfolio shares and whether such dividends and distributions are received in cash or reinvested in additional Portfolio shares. Dividends paid by a Portfolio that are declared from net investment income and are attributable to qualifying dividends received by the Portfolio from domestic corporations may qualify for the federal dividends-received deduction for corporations.

   Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of a Portfolio's prior taxable year as to the federal income tax status of the Portfolio during the Portfolio's prior taxable year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions and the possible availability of an exemption for dividends paid by a Portfolio attributable to interest the Portfolio earns from U.S. Government Obligations.

   If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to the stock, these dividends will be included in the Portfolio's gross income as of the later of (i) the date the stock became ex-dividend with respect to the dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (ii) the date the Portfolio acquired the stock. Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

   Investors considering buying shares of a Portfolio on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that even if the net asset value of the Portfolio's shares is reduced below the investor's cost as a result of the distribution, the amount of the forthcoming dividend or distribution payment will be a taxable dividend or distribution payment even though it may represent a return of invested capital.

   If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 30% "backup withholding" tax with respect to (i) taxable dividends and distributions and (ii) the proceeds of any redemptions of Portfolio shares. An individual's taxpayer identification number is his or her social security number. The "backup withholding" tax is not an additional tax and may be credited against a taxpayer's federal income tax liability. Distributions to nonresident aliens and foreign entities may be subject to different tax rules, including other possible withholding taxes.

   The foregoing is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                                  DISTRIBUTOR

   Salomon Smith Barney, located at 388 Greenwich Street, New York, New York 10013, serves as the Portfolio's distributor pursuant to a written agreement, which was approved by the Trustees of the Trust, including a majority of the Independent Trustees. This agreement replaced a distribution agreement with CFBDS, Inc. Salomon Smith Barney may be deemed to be an underwriter for purposes of the 1933 Act.

               CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

   State Street Bank and Trust Company, a Massachusetts trust company, located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian for the Trust. Under its custody agreement with the Trust, the custodian is authorized to establish separate accounts for foreign securities owned by the appropriate Portfolios to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositories. For its custody services to the Trust, the custodian receives monthly fees based upon the month-end aggregate net asset value of the appropriate Portfolio, plus certain charges for securities transactions including out-of-pocket expenses, and costs of any foreign and domestic sub-custodians. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

   Citicorp Trust Bank, fsb, (formerly known as Travelers Bank & Trust, fsb), located at 125 Broad Street, New York, New York 10004, serves as the Portfolio's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and a Portfolio, distributes dividends and distributions payable by a Portfolio and produces statements with respect to account activity for a Portfolio and its shareholders. For these services, the transfer agent receives fees from the Portfolio computed on the basis of the number of shareholder accounts that the transfer agent maintains for each Portfolio during the month and is reimbursed for out-of-pocket expenses.

   PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the Portfolio's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and the Portfolio and distributes dividends and distributions payable by the Portfolio. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Portfolio during the month, and is reimbursed for out-of-pocket expenses.

                             FINANCIAL STATEMENTS

   The Trust's Annual Report for the fiscal year ended August 31, 2002 is incorporated herein by reference in its entirety. The Annual Report was filed on November 7, 2002, Accession Number 0000950130-02-007549.

   "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Smith Barney Fund Management LLC. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Smith Barney Fund Management LLC is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Smith Barney Fund Management LLC or the Portfolio. S&P has no obligation to take the needs of Smith Barney Fund Management LLC or the shareholders of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio's shares or the timing of the issuance or sale of the Portfolio's shares or in the determination or calculation of the equation by which Portfolio shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Portfolio shares.

   S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Portfolio, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PART A

PART B

PART C

Item 23. Exhibits

(a)(1) Master Trust Agreement is incorporated by reference to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "Commission") on May 24, 1991 (the "Registration Statement").

(a)(2) Amendment No. 1 to Master Trust Agreement is incorporated by reference to the Registration Statement.

(a)(3) Amendment No. 2 to Master Trust Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A as filed with the Commission on July 22, 1991 ("Pre-Effective Amendment No. 1").

(a)(4) Amendment No. 3 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 6 ("Post-Effective Amendment No. 6") to the Registration Statement on Form N-1A filed on March 18, 1994.

(a)(5) Amendment No. 4 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 ("Post-Effective Amendment No. 34") to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(6) Amendment No. 5 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(a)(7) Amendment No. 6 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(a)(8) Amendment No. 7 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(a)(9) Amendment No. 8 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(a)(10) Amendment No. 9 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(a)(11) Amendment No. 10 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(a)(12) Amendment No. 11 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.


(b)(1) By-Laws are incorporated by reference to the Registration Statement.

(b)(2) Amended and Restated By-Laws are incorporated by reference to Pre-Effective Amendment No. 1.

(c) Not Applicable.

(d)(1) Investment Management Agreement dated July 30, 1993 between the Registrant and The Consulting Group, a division of Smith, Barney Advisers, Inc., is incorporated by reference to Post-Effective Amendment No. 3 ("Post-Effective Amendment No. 3") to the Registration Statement on Form N-1A filed with the Commission on October 29, 1993.

(d)(2) Investment Advisory Agreement dated July 30, 1993 between Smith, Barney Advisers, Inc. and Smith Affiliated Capital Corp. relating to Registrant's Municipal Bond Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(3) Investment Advisory Agreement dated July 30, 1993 between Smith, Barney Advisers, Inc. and Atlantic Portfolio Analytics & Management, Inc. relating to Registrant's Mortgage Backed Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(4) Investment Advisory Agreement dated January 4, 1999 between Mutual Management Corp. and Seix Investment Advisors Inc. relating to Registrant's Balanced Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28 ("Post-Effective Amendment No. 28") to the Registration Statement on Form N-1A filed with the Commission on December 23, 1999.

(d)(4) Investment Advisory Agreement dated January 4, 1999 between Mutual Management Corp. and Laurel Capital Advisors, LLP relating to Registrant's Balanced Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(6) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Smith, Barney Advisers, Inc.) and Standish, Ayer & Wood, Inc. relating to Registrant's Intermediate Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(d)(7) Investment Advisory Agreement dated July 30, 1993 between Smith, Barney Advisers, Inc. and Julius Baer Investment Management Inc. relating to Registrant's International Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(8) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and NFJ Investment Group Inc. relating to Registrant's Small Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No.27.

(d)(9) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. (Formerly Smith Barney Mutual Funds Management Inc.) and The Boston Company Asset Management LLC relating to Registrant's Large Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(10) Investment Advisory Agreement dated March 10, 1995 between Smith Barney Mutual Funds Management Inc. and Parametric Portfolio Associates, Inc. relating to Registrant's Large Capitalization Value Equity Investments Portfolio is to be filed by amendment.

(d)(11) Investment Advisory Agreement dated January 11, 1999 between Mutual Management Corp. and Provident Investment Counsel relating to Registrant's Large Capitalization Growth Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(12) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and Standish, Ayer & Wood, Inc. relating to Registrant's Government Money Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(13) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and Oechsle International Advisors L.P. relating to Registrant's International Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(14) Investment Advisory Agreement dated March 3, 1994 between Smith, Barney Advisers, Inc. and John Govett & Company, Ltd. relating to Registrant's Emerging Markets Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 6.

(d)(15) Administration Agreement dated June 2, 1994 between the Registrant and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

(d)(16) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC. (formerly Mutual Management Corp. and SSBC Fund Management Inc.) and Western Asset Management Company relating to Long-Term Bond Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(17) Investment Advisory Agreement dated June, 1997 between Smith Barney Mutual Funds Management Inc. and Wall Street Associates relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed.

(d)(18) Investment Advisory Agreement dated November 18,1997 between Smith Barney Mutual Funds Management Inc. and Westpeak Investment Advisors, LP relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed.

(d)(19) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(20) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(21) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large

Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(22) Investment Advisory Agreement dated January 11, 1999 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(23) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and David L. Babson & Co. Inc. relating to Small Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(24) Investment Advisory Agreement dated June 15, 1998 between Mutual Management Corp. and Alliance Capital Management L.P. relating to Large Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(25) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and State Street Global Advisors relating to International Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(25) Investment Advisory Agreement dated July 15, 1998 between Mutual Management Corp. and State Street Global Advisors relating to Emerging Markets Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(26) Investment Advisory Agreement dated August 3, 1998 between Mutual Management Corp. and Baring Asset Management, Inc. relating to Emerging Markets Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(27) Investment Advisory Agreement dated April 15, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.)and Pegasus Investments, Inc. relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(28) Investment Advisory Agreement dated April 15, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.)and State Street Global Advisors relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(29) Investment Advisory Agreement dated April 15, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Calamos Asset Management relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(30) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Standish, Ayer & Wood, Inc. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(31) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and National Asset Management Corp. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(32) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Atlantic Portfolio Analytics and Management Inc.

relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(33) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Alliance Capital Management, L.P. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(34) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Barclays Global Fund Advisors relating to Registrant's S & P 500 Index Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(35) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Chartwell Investment Partners relating to Registrant's Large Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(d)(36) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Kern Capital Management LLC relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(37) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Marvin & Palmer Associates relating to International Equity Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(38) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. and Pacific Investment Management Co. relating to Registrant's Intermediate Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(d)(39) Investment Advisory Agreement dated December 3, 2001 between Smith Barney Fund Management LLC and SSI Investment Management Inc. relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 34.

(d)(40) Investment Advisory Agreement dated April 1, 2002 between Smith Barney Fund Management LLC and Franklin Portfolio Associates LLC relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 34.

(d)(41) Investment Advisory Agreement dated December 21, 2001 between Smith Barney Fund Management LLC and Alliance Capital Management L.P. relating to Registrant's Large Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 35.

(d)(42) Investment Advisory Agreement dated August 1, 2002 between Smith Barney Fund Management LLC and Deutsche Asset Management Investment Services Limited relating to Registrant's International Equity Investments is incorporated by reference to Post-Effective Amendment No. 35.

(d)(43) Investment Advisory Agreement dated July 1, 2002 between Smith Barney Fund Management LLC and INVESCO Institutional (N.A.), Inc. relating to Registrant's Balanced Investments is incorporated by reference to Post-Effective Amendment No. 35.

(d)(44) Investment Advisory Agreement dated July 9, 2002 between Smith Barney Fund Management LLC and Turner Investment Partners, Inc. relating to Registrant's Large Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 35.

(d)(45) Investment Advisory Agreement dated October 1, 2002 between Smith Barney Fund Management LLC and Seix Investment Advisors Inc. relating to Registrant's High Yield Investments is incorporated by reference to Post-Effective
Amendment No. 35.

(d)(46) Investment Advisory Agreement dated December 17, 2002 between Smith Barney Fund Management LLC and Philadelphia International Advisors LP relating to International Equity Investments is filed herein.

(e)(1) Distribution
Agreement dated July 30, 1993 between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 3.

(e)(2) Form of Distribution Agreement between the Registrant and CFBDS Inc. is incorporated by reference to Post-Effective Amendment No.23.

(e)(3) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A as filed on July 26, 2000
("Post-Effective Amendment No. 30").

(f) Not Applicable.

(g)(1) Custody Agreements between the Registrant and PNC Bank and Morgan Guaranty and Trust Company dated March 3, 1995 and August 24, 1995, respectively, are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A as filed on November 2, 1995.

(g)(2) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 34.

(h)(1) Transfer Agency and Registrar Agreement between the Registrant and The Shareholder Services Group, Inc., dated September 26, 1993, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, as filed on December 30, 1993.

(h)(2) Form of Transfer Agency Agreement between the Registrant and Smith Barney Private Trust Company (Currently known as Citi Fiduciary Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.

(h)(3) Form of Sub-Transfer Agency Agreement between the First Data Investor Services Group Inc. (Currently known as PFPC Global Fund Services) and Smith Barney Private Trust Company (Currently known as Citi Fiduciary Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.

(i) Opinion of Willkie Farr & Gallagher, including Consent, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on November 2, 1995.

(j) Auditors' Consent to be filed by amendment.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Post-Effective Amendment No. 1.

(m) Not Applicable.

(n) Not Applicable.

(o) Not Applicable.

(p)(1)Code of Ethics-North America is incorporated by reference to Post-Effective Amendment No. 30.

(p)(2)Code of Ethics of Sub-Advisers will be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with
Registrant

     None.

Item 25. Indemnification

     Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A as filed on January 7, 1993.

Item 26(a) Business and Other Connections of Investment Advisors

     Investment Manager - The Consulting Group

     The Consulting Group and its predecessor have been in the investment counseling business since 1973. The Consulting Group is a division of Smith Barney Fund Management LLC ("SBFM")(formerly known as SSB Citi Fund Management
LLC), which was incorporated in 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Salomon

Smith Barney Holdings Inc., which is in turn a wholly owned subsidiary of Citigroup Inc.

     The list required by this Item 26 of officers and directors of SSB Citi and the Consulting Group, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by SSB Citi on behalf of the Consulting Group pursuant to the Advisers Act (SEC File No. 801-8314).

Item 26.(b) Business and Other Connections of Advisors

     Advisors - Standish Mellon Asset Management.

     Standish Mellon Asset Management ("SMAM") serves as investment advisor to Government Money Investments. SMAM is registered as a commodity trading adviser with the National Futures Association. SAW has been registered as an investment advisor under the Advisers Act since 1940. SMAM provides investment advisory services to individuals and institutions. SMAM's principal executive offices are located at One Financial Center, Boston, Massachusetts 02111.

     The list required by this Item 26 of officers and directors of SMAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SMAM pursuant to the Advisers Act (SEC File No. 801-584).

     Advisors - Smith Affiliated Capital Corp.

     Smith Affiliated Capital Corp. ("SACC") serves as investment advisor to Municipal Bond Investments. SACC has been registered as an investment advisor under the Advisers Act since 1982. SACC provides investment advisory services to individuals and institutions, and is a general partner of, and investment advisor to, a limited partnership primarily investing in municipal bonds. SAW's principal executive offices are located at 880 Third Avenue, New York, New York 10022.

     The list required by this Item 26 of officers and directors of SACC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SACC pursuant to the Advisers Act (SEC File No. 801-17037).

     Advisors - Utendahl Capital Management CFI

     Utendahl Capital Management CFI ("Utendahl") serves as investment advisor to Mortgage Backed Investments and Multi-Sector Fixed Income Investments. Utendahl has been registered as an investment advisor under the Advisers Act since 1984. Utendahl serves as an investment advisor to institutions. Utendahl's principal executive offices are located at 201 East Pine Street, Suite 600, Orlando, Florida 32801.

     The list required by this Item 26 of officers and directors of Utendahl, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Utendahl pursuant to the Advisers Act (SEC File No. 801-24775).

     Advisors - Western Asset Management Company

     Western Asset Management Company ("Western") serves as investment advisor to Long-Term Bond Investments and Multi-Sector Fixed Income Investments. Western has been registered as an investment advisor under the Advisers Act since 1971. Western serves as an investment advisor to institutions and retail clients. Western's principal executive offices are located at 117 East Colorado Blvd., Pasadena, CA 91105.

     The list required by this Item 26 of officers and directors of Western, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Western pursuant to the Advisers Act (SEC File No. 801-8162).

     Advisors - Pacific Investment Management Company

     Pacific Investment Management Company ("PIMCO") serves as an investment advisor to Intermediate Fixed Income Investments. PIMCO has been registered as an investment advisor under the Advisers Act since 1971. PIMCO serves as an investment advisor to institutions and retail clients. PIMCO's principal executive offices are located at 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

     The list required by this Item 26 of officers and directors of PIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. 801-48187).

     Advisors - Metropolitan West Asset Management LLC

     Metropolitan West Asset Management LLC ("MWAM") serves as an investment advisor to Intermediate Fixed Income Investments and Multi-Sector Fixed Income Investments. MWAM has been registered as an investment advisor under the Advisers Act since 1996. MWAM serves as an investment advisor to institutional clients. MWAM's principal executive offices are located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

     The list required by this Item 26 of officers and directors of MWAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MWAM pursuant to the Advisers Act (SEC File No. 801-53332).

     Advisors - BlackRock Financial Management, Inc.

     BlackRock Financial Management, Inc. ("BlackRock") serves as an investment advisor to Intermediate Fixed Income Investments. BlackRock has been registered as an investment advisor under the Advisers Act since 1988. BlackRock serves as an investment advisor to institutional and retail clients. BlackRock's principal executive offices are located at 345 Park Avenue, New York, New York 10154.

     The list required by this Item 26 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BlackRock pursuant to the Advisers Act (SEC File No. 801-48433).

     Advisors - Chartwell Investment Partners

     Chartwell Investment Partners ("Chartwell") serves as investment advisor to Large Capitalization Value Equity Investments. Chartwell has been registered as an investment advisor under the Advisers Act since 1997. Chartwell serves as an investment advisor to institutions. Chartwell's principal executive offices are located at 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

     The list required by this Item 26 of officers and directors of Chartwell, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Chartwell pursuant to the Advisers Act (SEC File No. 801-54124).

     Advisors - The Boston Company Asset Management LLC

     The Boston Company Asset Management LLC ("TBCAM") serves as co-investment advisor to Large Capitalization Value Equity Investments. TBCAM has been registered as an investment advisor under the Advisers Act since 1970. TBCAM's principal executive offices are located at One Boston Place, Boston, Massachusetts 02108.

     The list required by this Item 26 of officers and directors of TBCAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TBCAM pursuant to the Advisers Act (SEC File No.801-6829).

     Advisors - Barclays Global Fund Advisors

     Barclays Global Fund Advisors ("Barclays") serves as an investment advisor to S&P 500 Index Investments. Barclays is registered as an investment advisor under the Advisers Act. Barclays provides investment advisory services to a number of individual and institutional clients. Barclays' principal executive offices are located at 45 Fremont Street, San Francisco, CA 94105.

     The list required by this Item 26 of officers and directors of Barclays, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Barclays pursuant to the Advisers Act (SEC File No. 801-22609).

     Advisors - TCW Investment Management Company

     TCW Investment Management Company ("TCW") serves as investment advisor to Large Capitalization Growth Investments. TCW is registered as an investment advisor under the Advisers Act. TCW provides investment advisory services to individual and institutional clients. TCW's principal executive offices are located at 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

     The list required by this Item 26 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Advisers Act (SEC File No. 801-44088).

     Advisors - Turner Investment Partners, Inc.

     Turner Investment Partners, Inc. ("Turner") serves as investment advisor to Large Capitalization Growth Investments. Turner has been registered as an investment advisor under the Advisers Act since 1990. Turner provides investment advisory services to individual and institutional clients. Turner's principal executive offices are located at 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

     The list required by this Item 26 of officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Turner pursuant to the Advisers Act (SEC File No. 801-36220).

     Advisors - NFJ Investment Group, Inc.

     NFJ Investment Group, Inc. ("NFJ") serves as co-investment advisor to Small Capitalization Value Equity Investments. NFJ has been registered as an investment advisor under the Advisors Act since 1989. NFJ provides investment advisory services to a number of individual and institutional clients. NFJ's principal executive offices are located at 2121 San Jacinto Street, Suite 1440, Dallas, Texas 75201.

     The list required by this Item 26 of officers and directors of NFJ, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NFJ pursuant to the Advisers Act (SEC File No. 801-42814).

     Advisors - Rutabaga Capital Management LLC

     Rutabaga Capital Management LLC ("Rutabaga") serves as an investment advisor to Small Capitalization Value Equity Investments. Rutabaga has been registered as an investment advisor under the Advisors Act since 1999. Rutabaga provides investment advisory services to institutional clients. Rutabaga's principal executive offices are located at 2 Oliver Street, Boston, MA 02109.

     The list required by this Item 26 of officers and directors of Rutabaga, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Rutabaga pursuant to the Advisers Act (SEC File No. 801-56233).

     Advisors - Wall Street Associates

     Wall Street Associates ("WSA") will serve as co-investment advisor to Small Capitalization Growth Investments. WSA has been registered as an investment advisor under the Advisers Act since 1987. WSA is the investment adviser of various institutional clients. WSA's principal executive offices are located at 1200 Prospect Street, Suite 100, LaJolla, CA 92037.

     The list required by this Item 26 of officers and directors of WSA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by WSA pursuant to the Advisers Act (SEC File No.801-30019).

     Advisors - Westpeak Investment Advisors, LP

     Westpeak Investment Advisors, LP("WSA") will serve as co-investment advisor to Small Capitalization Growth Investments. Westpeak has been registered as an investment advisor under the Advisers Act since 1991. Westpeak is the investment adviser of various institutional clients. Westpeak's principal executive offices are located at 1011 Walnut Street, Suite 400, Boulder, CO 80302.

     The list required by this Item 26 of officers and directors of Westpeak, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No.801-39554).

     Advisors - Kern Capital Management LLC

     Kern Capital Management LLC ("Kern") serves as an investment advisor to Small Capitalization Growth Investments. Kern has been registered as an investment advisor under the Advisers Act since 1997. Kern is the investment adviser of various institutional and retail clients. Kern's principal executive offices are located at 114 West 47th Street, Suite 1926, New York, NY 10036.

     The list required by this Item 26 of officers and directors of Kern, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Kern pursuant to the Advisers Act (SEC File No.801-54766).

     Advisors - Westfield Capital Management Company

     Westfield Capital Management Company ("Westfield") serves as an investment advisor to Small Capitalization Growth Investments. Westfield is the investment adviser of various institutional clients. Westfield's principal executive offices are located One Financial Center, Boston, MA 02111.

     The list required by this Item 26 of officers and directors of Westfield, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Westfield pursuant to the Advisers Act (SEC File No.801-34350.

     Advisors - Oechsle International Advisors, L.P.

     Oechsle International Advisors, L.P. ("OIA") serves as investment advisor to International Equity Investments. OIA has been registered as an investment advisor under the Advisers Act since 1986. OIA provides investment advisory services to a number of individual and institutional clients. OIA's principal executive offices are located at One International Place, Boston, Massachusetts 02110.

     The list required by this Item 26 of officers and directors of OIA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OIA pursuant to the Advisers Act (SEC File No. 801-28111).

     Advisors - SSgA Funds Management, Inc.

     SSgA Funds Management, Inc. ("SSgA") serves as an investment advisor to Emerging Markets Equity Investments. SSgA provides investment advisory services to a number of individual and institutional clients. SSgA's principal executive offices are located at Two International Place, Boston, Massachusetts 02110.

     The list required by this Item 26 of officers and directors of SSgA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SsgA pursuant to the Advisers Act (SEC File No. 801-60103.

     Advisors - Julius Baer Investment Management Inc.

     Julius Baer Investment Management Inc. ("JBIM") serves as investment advisor to International Fixed Income Investments. JBIM has been registered as an investment advisor under the Advisers Act since 1984. Directly and through Julius Baer Securities Inc., JBIM provides investment advisory services to a wide variety of individual and institutional clients, including registered investment companies. JBIM's principal executive offices are located at 330 Madison Avenue, New York, New York 10017.

     The list required by this Item 26 of officers and directors of JBIM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by JBIM pursuant to the Advisers Act (SEC File No. 801-18766).

     Advisors - Foreign & Colonial Emerging Markets Ltd.

     Foreign & Colonial Emerging Markets Ltd. ("F&C") serves as an investment advisor to Emerging Markets Equity Investments. F&C has been registered as an investment advisor under the Advisers Act since 1987. Baring is the investment adviser of various institutional clients. F&C's principal executive offices are located at 8th Floor, Exchange House, Primrose Street, London EC2A 2NY England.

     The list required by this Item 26 of officers and directors of F&C, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by F&C pursuant to the Advisers Act (SEC File No.801-44724).

     Advisors - Alliance Capital Management L.P.

     Alliance Capital Management L.P. ("Alliance") will serve as investment advisor to High Yield Investments, Large Capitalization Growth Investments and Large Capitalization Value Equity Investments. Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance is the investment adviser of various institutional and individual clients. Alliance's principal executive offices are located at 1345 Avenue of the Americas, New York, New York 10105.

     The list required by this Item 26 of officers and directors of Alliance, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Alliance pursuant to the Advisers Act (SEC File No.801-32361).

     Advisors - Pegasus Investments, Inc.

     Pegasus Investments, Inc. ("Pegasus") serves as an investment advisor to Multi-Strategy Market Neutral Investments. Pegasus has been registered as an investment advisor under the Advisers Act since 1999. Pegasus is the investment adviser of various institutional clients. Pegasus's principal executive offices are located at One Boston Place, Boston, Massachusetts 02108.

     The list required by this Item 26 of officers and directors of Pegasus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Pegasus pursuant to the Advisers Act (SEC File No.801-56046).

     Advisors - Calamos Asset Management

     Calamos Asset Management ("Calamos") serves as an investment advisor to Multi-Strategy Market Neutral Investments. Calamos has been registered as an investment advisor under the Advisers Act since 1977. Pegasus is the investment adviser of various retail and institutional clients. Calamos's principal executive offices are located at 1111 East Warrenville Road, Naperville, Illinois 60563.

     The list required by this Item 26 of officers and directors of Calamos, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Calamos pursuant to the Advisers Act (SEC File No.801-29688).

     Advisors - SSI Investment Management Inc.

     SSI Investment Management Inc. ("SSI") serves as investment advisor to Multi-Strategy Market Neutral Investments. SSI has been registered as an investment advisor under the Advisers Act since 1973. SSI provides investment advisory services to individuals and institutions. SSI's principal executive offices are located at 357 North Canon Drive, Beverly Hills, California 90210.

     The list required by this Item 26 of officers and directors of SSI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSI pursuant to the Advisers Act (SEC File No. 801-10544).

     Advisors - Franklin Portfolio Associates LLC

     Franklin Portfolio Associates LLC ("Franklin") serves as investment advisor to Multi-Strategy Market Neutral Investments. Franklin has been registered as an investment advisor under the Advisers Act since 1982. Franklin provides investment advisory services to individuals and institutions. Franklin's principal executive offices are located at Two International Place, 22nd Floor, Boston, Massachusetts 02110.

     The list required by this Item 26 of officers and directors of Franklin, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Franklin pursuant to the Advisers Act (SEC File No. 801-54328).

Item 27. Principal Underwriters

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust, CitiFunds Institutional Trust. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     (c) Not applicable.

Item 28. Location of Accounts and Records

     Consulting Group Capital Markets Funds
     222 Delaware Avenue
     Wilmington, Delaware 19801

     Smith Barney Fund Management LLC
     399 Park Avenue

     New York, New York 10022
     and
     300 First Stamford Place, 4th Floor
     Stamford, CT 06902

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110

     Salomon Smith Barney Inc.
     388 Greenwich Street
     New York, New York  10013
     and
     125 Broad Street
     New York, New York 10004

     Citicorp Trust Bank, fsb
     125 Broad Street
     New York, New York 10004

     PFPC Global Fund Services
     P. O. Box 9699
     Providence, RI 02940-9699


Item 29. Management Services

     Not Applicable.

Item 30. Undertakings

     Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) and Rule 461(a) under the 1933 Act and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, this Post-Effective Amendment, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 17th day of January 2003.

CONSULTING GROUP CAPITAL MARKETS FUNDS

BY: /s/ R. Jay Gerken
   ------------------------------------------
   (R. Jay Gerken, Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                         Title                       Date

/s/ R. Jay Gerken                Trustee and Chairman        January 17, 2003
--------------------------           of the Board
R. Jay Gerken                  (Chief Executive Officer)

/s/ Lewis E. Daidone          Chief Administrative Officer   January 17, 2003
--------------------------    (Principal Financial Officer)
Lewis E. Daidone

/s/ H. John Ellis*                    Trustee                January 17, 2003
--------------------------
H. John Ellis

/s/ Armon E. Kamesar*                 Trustee                January 17, 2003
--------------------------
Armon E. Kamesar

/s/ Stephen E. Kaufman*               Trustee                January 17, 2003
--------------------------
Stephen E. Kaufman

/s/ John J. Murphy*                                          January 17, 2003
--------------------------
John J. Murphy

*Signed pursuant to power of attorney dated March 6, 2002 is incorporated by reference to Post-Effective Amendment No. 34.

/s/ R. Jay Gerken                                           January 17, 2003
--------------------------
R. Jay Gerken

EXHIBIT INDEX

Exhibit No.                   Exhibit

(d)(46) Investment Advisory Agreement dated December 17, 2002 between Smith Barney Fund Management LLC and Philadelphia International Advisors LP relating to Registrant's International Equity Investments